UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund

March 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 97.2%

	Aerospace & Defense – 1.0%

100	Alliant Techsystems Inc., (2)	$10,353

500	DRS Technologies Inc.	29,140

4,200	General Dynamics Corporation	350,154

45,400	Honeywell International Inc.	2,561,468

800	L-3 Communications Holdings, Inc.	87,472

6,400	Northrop Grumman Corporation	497,984

15,220	Raytheon Company	983,364

100	Spirit AeroSystems Holdings Inc., (2)	2,218

2,200	United Technologies Corporation	151,404
	Total Aerospace & Defense	4,673,557

	Air Freight & Logistics – 0.0%

1,600	FedEx Corporation	148,272
	Airlines – 0.1%

9,300	Southwest Airlines Co.	115,320

4,000	UAL Corporation	86,120

1,800	US Airways Group Inc., (2)	16,038
	Total Airlines	217,478

	Auto Components – 0.0%

1,000	Autoliv Inc.	50,200

1,700	BorgWarner Inc.	73,151

1,400	Johnson Controls, Inc.	47,320

400	TRW Automotive Holdings Corporation, (2)	9,348

	Total Auto Components	180,019

	Automobiles – 0.3%

148,500	Ford Motor Company, (2)	849,420

38,300	General Motors Corporation	729,615

200	Thor Industries, Inc.	5,954
	Total Automobiles	1,584,989

	Beverages – 2.3%

51,270	Anheuser-Busch Companies, Inc.	2,432,762

63,280	Coca-Cola Company	3,851,854

9,500	Coca-Cola Enterprises Inc.	229,900

3,900	Constellation Brands, Inc., Class A, (2)	68,913

14,980	Molson Coors Brewing Company, Class B	787,499

3,000	Pepsi Bottling Group, Inc.	101,730

1,400	PepsiAmericas Inc.	35,742

46,950	PepsiCo, Inc.	3,389,790
	Total Beverages	10,898,190

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Biotechnology – 0.4%

2,300	Biogen Idec Inc., (2)	$141,887

20,920	Invitrogen Corporation, (2)	1,788,032

2,100	Millenium Pharmaceuticals Inc., (2)	32,466
	Total Biotechnology	1,962,385

	Building Products – 0.5%

100	Armstrong World Industries Inc., (2)	3,566

1,300	Lennox International Inc.	46,761

120,350	Masco Corporation	2,386,541

1,600	Owens Corning, (2)	29,008
	Total Building Products	2,465,876

	Capital Markets – 7.3%

9,600	American Capital Strategies Limited	327,936

4,100	Ameriprise Financial, Inc.	212,585

240,864	Bank of New York Company, Inc.	10,051,255

600	BlackRock Inc.	122,508

400	GLG Partners Inc.	4,748

20,200	Goldman Sachs Group, Inc.	3,340,878

73,940	Invesco LTD	1,801,178

296,880	JPMorgan Chase & Co.	12,750,995

700	Legg Mason, Inc.	39,186

14,700	Lehman Brothers Holdings Inc.	553,308

17,700	Merrill Lynch & Co., Inc.	721,098

50,302	Morgan Stanley	2,298,801

2,100	Raymond James Financial Inc.	48,258

23,410	State Street Corporation	1,849,390
	Total Capital Markets	34,122,124

	Chemicals – 4.0%

29,650	Air Products & Chemicals Inc.	2,727,800

100	Airgas, Inc.	4,547

1,000	Ashland Inc.	47,300

500	Celanese Corporation, Series A	19,525

1,700	Chemtura Corporation	12,478

1,100	Cytec Industries, Inc.	59,235

37,000	Dow Chemical Company	1,363,450

135,450	E.I. Du Pont de Nemours and Company	6,333,642

2,100	Eastman Chemical Company	131,145

2,200	FMC Corporation	122,078

1,500	Huntsman Corporation	35,325

11,520	Lubrizol Corporation	639,475

62,920	Mosaic Company, (2)	6,455,592

4,300	PPG Industries, Inc.	260,193

800	Rohm and Haas Company	43,264

Shares	Description (1)	Value

	Chemicals (continued)

800	RPM International, Inc.	$16,752

700	Sigma-Aldrich Corporation	41,755

1,900	Valspar Corporation	37,696

300	Westlake Chemical Corporation	3,915
	Total Chemicals	18,355,167

	Commercial Banks – 5.7%

3,100	Associated Banc-Corp.	82,553

2,100	BancorpSouth Inc.	48,636

205,450	Bank of America Corporation	7,788,610

1,100	Bank of Hawaii Corporation	54,516

76,600	BB&T Corporation	2,455,796

400	BOK Financial Corporation	20,892

800	City National Corporation	39,568

3,600	Colonial BancGroup Inc.	34,668

4,700	Comerica Incorporated	164,876

1,300	Commerce Bancshares Inc.	54,639

1,800	Cullen/Frost Bankers, Inc.	95,472

13,200	Fifth Third Bancorp.	276,144

100	First Citizens Bancshs Inc.	13,935

1,600	First Horizon National Corporation	22,416

4,300	Fulton Financial Corporation	52,847

8,100	Huntington BancShares Inc.	87,075

9,800	KeyCorp.	215,110

1,500	M&T Bank Corporation	120,720

63,010	Marshall and Ilsley Corporation	1,461,832

400	National City Corporation	3,980

24,160	Northern Trust Corporation	1,605,915

8,500	PNC Financial Services Group, Inc.	557,345

4,600	Popular, Inc.	53,636

21,800	Regions Financial Corporation	430,550

9,000	SunTrust Banks, Inc.	496,260

5,300	Synovus Financial Corp.	58,618

3,200	TCF Financial Corporation	57,344

52,800	U.S. Bancorp	1,708,608

1,300	Unionbancal Corporation	63,804

2,400	Valley National Bancorp.	46,104

69,500	Wachovia Corporation	1,876,500

300	Webster Financial Corporation	8,361

209,000	Wells Fargo & Company	6,081,900

1,700	Whitney Holding Corporation	42,143

1,300	Wilmington Trust Corporation	40,430

1,800	Zions Bancorporation	81,990
	Total Commercial Banks	26,303,793

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Commercial Services & Supplies – 0.1%

2,100	Allied Waste Industries, Inc., (2)	$22,701

100	Avery Dennison Corporation	4,925

800	Cintas Corporation	22,832

200	Copart Inc., (2)	7,752

100	Genpact Limited, (2)	1,225

1,000	Hewitt Associates Inc., Class A, (2)	39,770

1,200	Pitney Bowes Inc.	42,024

7,100	R.R. Donnelley & Sons Company	215,201

200	Republic Services, Inc.	5,848

400	Steelcase Inc.	4,424

5,000	Waste Management, Inc.	167,800
	Total Commercial Services & Supplies	534,502

	Communication Equipment – 1.5%

1,000	ADC Telecommunications Inc., (2)	12,080

167,750	Cisco Systems, Inc., (2)	4,041,098

400	CommScope Inc., (2)	13,932

100	JDS Uniphase Corporation, (2)	1,339

2,400	Juniper Networks Inc., (2)	60,000

65,790	QUALCOMM Inc.	2,697,390
	Total Communication Equipment	6,825,839

	Computers & Peripherals – 2.2%

137,850	Hewlett-Packard Company	6,294,231

4,700	Ingram Micro, Inc., (2)	74,401

18,990	International Business Machines Corporation (IBM)	2,186,509

1,500	Lexmark International, Inc., Class A, (2)	46,080

28,560	McAfee Inc., (2)	945,050

300	MSCI Inc., Class A Shares, (2)	8,925

2,300	NCR Corporation, (2)	52,509

12,800	Seagate Technology	268,032

1,000	Teradata Corporation, (2)	22,060

10,100	Western Digital Corporation, (2)	273,104
	Total Computers & Peripherals	10,170,901

	Construction & Engineering – 0.2%

4,700	KBR Inc.	130,331

26,040	Quanta Services Incorporated, (2)	603,347

300	Shaw Group Inc., (2)	14,142

1,700	URS Corporation, (2)	55,573
	Total Construction & Engineering	803,393

	Consumer Finance – 0.7%

3,700	Americredit Corp., (2)	37,259

64,750	Capital One Financial Corporation	3,186,995

5,000	Capitalsource Inc.	48,350
	Total Consumer Finance	3,272,604

Shares	Description (1)	Value

	Containers & Packaging – 0.1%

2,100	Bemis Company, Inc.	$53,403

1,500	Owens-Illinois, Inc., (2)	84,645

2,200	Sealed Air Corporation	55,550

1,100	Smurfit-Stone Container Corporation, (2)	8,470

1,600	Sonoco Products Company	45,808

1,700	Temple-Inland Inc.	21,624
	Total Containers & Packaging	269,500

	Diversified Consumer Services – 0.0%

800	Hillenbrand Inc.	38,240

3,200	Service Corporation International	32,448
	Total Diversified Consumer Services	70,688

	Diversified Financial Services – 2.7%

6,100	Allied Capital Corporation	112,423

1,000	CIT Group Inc.	11,850

316,060	Citigroup Inc.	6,770,005

4,900	Leucadia National Corporation	221,578

61,420	Nasdaq Stock Market, Inc., (2)	2,374,497

130,760	Western Union Company	2,781,265
	Total Diversified Financial Services	12,271,618

	Diversified REIT – 0.0%

2,200	Colonial Properties Trust	52,910

800	Duke Realty Corporation	18,248

2,200	Liberty Property Trust	68,442
	Total Diversified REIT	139,600

	Diversified Telecommunication Services – 5.5%

528,418	AT&T Inc.	20,238,407

1,800	CenturyTel, Inc.	59,832

7,000	Citizens Communications Company	73,430

7,600	Embarq Corporation	304,760

74,300	Qwest Communications International Inc.	336,579

138,600	Sprint Nextel Corporation	927,234

98,300	Verizon Communications Inc.	3,583,035

10,700	Windstream Corporation	127,865
	Total Diversified Telecommunication Services	25,651,142

	Electric Utilities – 3.7%

4,400	Alliant Energy Corporation	154,044

6,900	Ameren Corporation	303,876

15,000	American Electric Power Company, Inc.	624,450

11,700	Consolidated Edison, Inc.	464,490

18,840	DPL Inc.	483,058

8,000	DTE Energy Company	311,120

63,200	Edison International	3,098,064

3,800	Entergy Corporation	414,504

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Electric Utilities (continued)

4,800	Exelon Corporation	$390,096

9,800	FirstEnergy Corp.	672,476

69,320	FPL Group, Inc.	4,349,137

3,100	Great Plains Energy Incorporated	76,415

2,300	Hawaiian Electric Industries	54,901

4,600	Northeast Utilities	112,884

41,580	OGE Energy Corp.	1,296,049

6,300	Pepco Holdings, Inc.	155,736

12,000	PG&E Corporation	441,840

6,700	Pinnacle West Capital Corporation	235,036

3,500	PPL Corporation	160,720

11,500	Progress Energy, Inc.	479,550

81,600	Reliant Energy Inc., (2)	1,929,840

4,400	Sierra Pacific Resources	55,572

20,700	Southern Company	737,127

7,400	TECO Energy, Inc.	118,030
	Total Electric Utilities	17,119,015

	Electrical Equipment – 0.4%

2,400	Cooper Industries, Ltd., Class A, (2)	96,360

35,770	Emerson Electric Company	1,840,724

100	Energizer Holdings Inc., (2)	9,048

1,100	Hubbell Incorporated, Class B	48,059

400	Lincoln Electric Holdings Inc.	25,796
	Total Electrical Equipment	2,019,987

	Electronic Equipment & Instruments – 1.0%

1,600	Arrow Electronics, Inc., (2)	53,840

2,000	Avnet Inc., (2)	65,460

700	AVX Group	8,967

200	Molex Inc.	4,632

1,000	Tech Data Corporation, (2)	32,800

34,240	Thermo Fisher Scientific, Inc., (2)	1,946,202

76,550	Tyco Electronics, Limited	2,627,196

4,200	Vishay Intertechnology Inc., (2)	38,052
	Total Electronic Equipment & Instruments	4,777,149

	Energy Equipment & Services – 2.6%

24,900	Anadarko Petroleum Corporation	1,569,447

57,000	Baker Hughes Incorporated	3,904,500

1,600	ENSCO International Incorporated	100,192

2,300	Helix Energy Solutions Group, (2)	72,450

36,170	Helmerich & Payne Inc.	1,695,288

5,700	Nabors Industries Limited, (2)	192,489

15,180	National-Oilwell Varco Inc., (2)	886,208

24,650	Noble Corporation	1,224,366

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

9,900	Patterson-UTI Energy, Inc.	$259,182

2,700	Pride International Inc., (2)	94,365

2,400	Rowan Companies Inc.	98,832

800	SeaCor Smit Inc., (2)	68,288

25,950	Tidewater Inc.	1,430,105

10,480	Unit Corporation, (2)	593,692
	Total Energy Equipment & Services	12,189,404

	Food & Staples Retailing – 2.6%

900	BJ’s Wholesale Club, (2)	32,121

62,395	Costco Wholesale Corporation	4,053,803

82,400	CVS Caremark Corporation	3,338,024

77,650	Kroger Co.	1,972,310

11,800	Safeway Inc.	346,330

10,200	SUPERVALU INC.	305,796

36,400	Wal-Mart Stores, Inc.	1,917,552
	Total Food & Staples Retailing	11,965,936

	Food Products – 0.6%

21,400	Archer-Daniels-Midland Company	880,824

2,300	Bunge Limited, (2)	199,824

500	Campbell Soup Company	16,975

9,700	ConAgra Foods, Inc.	232,315

1,900	Corn Products International, Inc.	70,566

1,300	Del Monte Foods Company	12,389

2,700	General Mills, Inc.	161,676

800	H.J. Heinz Company	37,576

1,600	Hormel Foods Corporation	66,656

1,400	JM Smucker Company	70,854

200	Kellogg Company	10,512

29,600	Kraft Foods Inc.	917,896

1,700	Smithfield Foods, Inc., (2)	43,792

3,600	Tyson Foods, Inc., Class A	57,420

200	Wm. Wrigley Jr. Company	12,568
	Total Food Products	2,791,843

	Gas Utilities – 1.0%

2,400	AGL Resources Inc.	82,368

3,100	Atmos Energy Corporation	79,050

27,350	Energen Corporation	1,703,905

400	Equitable Resources Inc.	23,560

39,070	Questar Corporation	2,209,799

2,500	Southern Union Company	58,175

11,000	Spectra Energy Corporation	250,250

3,000	UGI Corporation	74,760
	Total Gas Utilities	4,481,867

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 0.7%

100	Beckman Coulter, Inc.	$6,455

9,800	Boston Scientific Corporation, (2)	126,126

73,300	Covidien Limited	3,243,525

100	Kinetic Concepts Inc., (2)	4,623
	Total Health Care Equipment & Supplies	3,380,729

	Health Care Providers & Services – 0.1%

2,600	Aetna Inc.	109,434

300	Brookdale Senior Living Inc.	7,170

600	Community Health Systems Inc., (2)	20,142

500	Coventry Health Care, Inc., (2)	20,175

8,500	Health Management Associates Inc., (2)	44,965

1,200	Lifepoint Hospitals Inc., (2)	32,964

400	Omnicare, Inc.	7,264

200	Universal Health Services, Inc., Class B	10,738

9,000	Wellpoint Inc., (2)	397,170
	Total Health Care Providers & Services	650,022

	Hotels, Restaurants & Leisure – 0.5%

7,900	Carnival Corporation	319,792

53,247	Intercontinental Hotels Group PLC, ADR	804,030

300	Intl Speedway Corporation	12,360

15,500	McDonald’s Corporation	864,435

4,500	Royal Caribbean Cruises Limited	148,050

1,300	Wyndham Worldwide Corporation	26,884
	Total Hotels, Restaurants & Leisure	2,175,551

	Household Durables – 0.2%

1,200	Black & Decker Corporation	79,320

9,100	D.R. Horton, Inc.	143,325

2,300	Fortune Brands Inc.	159,850

4,900	Leggett and Platt Inc.	74,725

400	MDC Holdings Inc.	17,516

2,000	Mohawk Industries Inc., (2)	143,220

2,400	Newell Rubbermaid Inc.	54,888

100	NVR Inc., (2)	59,750

1,000	Snap-on Incorporated	50,850

1,400	Stanley Works	66,668

1,600	Whirlpool Corporation	138,848
	Total Household Durables	988,960

	Household Products – 2.5%

100	Church & Dwight Company Inc.	5,424

26,050	Colgate-Palmolive Company	2,029,556

29,950	Kimberly-Clark Corporation	1,933,273

111,200	Procter & Gamble Company	7,791,784
	Total Household Products	11,760,037

Shares	Description (1)	Value

	Independent Power Producers & Energy Traders – 0.1%

500	Constellation Energy Group	$44,135

4,700	Mirant Corporation, (2)	171,033

1,900	NRG Energy Inc., (2)	74,081
	Total Independent Power Producers & Energy Traders	289,249

	Industrial Conglomerates – 3.5%

1,600	3M Co.	126,640

800	Carlisle Companies Inc.	26,752

318,285	General Electric Company	11,779,727

2,300	Genuine Parts Company	92,506

9,975	Siemens AG, Sponsored ADR	1,086,677

400	Teleflex Inc.	19,084

55,900	Textron Inc.	3,097,978

600	Tyco International Ltd.	26,430
	Total Industrial Conglomerates	16,255,794

	Industrial REIT – 0.0%

600	AMB Property Corp.	32,652

1,700	ProLogis	100,062
	Total Industrial REIT	132,714

	Insurance – 5.1%

91,340	Ace Limited	5,029,180

45,440	AFLAC Incorporated	2,951,328

102	Alleghany Corporation, Term Loan	34,833

39,320	Allied World Assurance Holdings	1,561,004

13,800	Allstate Corporation	663,228

1,200	Ambac Financial Group, Inc.	6,900

1,500	American Financial Group Inc.	38,340

40,570	American International Group, Inc.	1,754,653

300	American National Insurance Company	32,010

56,090	Aon Corporation	2,254,818

1,800	Arch Capital Group Limited, (2)	123,606

1,400	Arthur J. Gallagher & Co.	33,068

4,000	Assurant Inc.	243,440

5,500	Axis Capital Holdings Limited	186,890

11,800	Chubb Corporation	583,864

5,400	Cincinnati Financial Corporation	205,416

800	CNA Financial Corporation	20,632

2,800	Conseco Inc., (2)	28,560

2,300	Endurance Specialty Holdings, Limited	84,180

800	Erie Indemnity Company	40,952

2,100	Everest Reinsurance Group Ltd	188,013

5,500	Fidelity National Title Group Inc., Class A	100,815

700	First American Corporation	23,758

6,000	Genworth Financial Inc., Class A	135,840

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Insurance (continued)

1,400	Hanover Insurance Group Inc.	$57,596

6,000	Hartford Financial Services Group, Inc.	454,620

1,200	HCC Insurance Holdings Inc.	27,228

5,900	Lincoln National Corporation	306,800

10,300	Loews Corporation	414,266

300	Markel Corporation, (2)	131,991

11,700	Marsh & McLennan Companies, Inc.	284,895

7,600	MBIA Inc.	92,872

1,000	Mercury General Corporation	44,310

11,600	MetLife, Inc.	699,016

1,700	Nationwide Financial Services, Inc.	80,376

5,800	Old Republic International Corporation	74,878

1,100	OneBeacon Insurance Group Limited, Class A	20,922

1,900	PartnerRe Limited	144,970

400	Philadelphia Consolidated Holding Corporation, (2)	12,880

5,700	Principal Financial Group, Inc.	317,604

10,600	Progressive Corporation	170,342

1,600	Protective Life Corporation	64,896

6,300	Prudential Financial, Inc.	492,975

700	Reinsurance Group of America Inc.	38,108

2,500	RenaisasnceRE Holdings, Limited	129,775

2,000	SAFECO Corporation	87,760

1,400	StanCorp Financial Group Inc.	66,794

1,900	Torchmark Corporation	114,209

500	Transatlantic Holdings Inc.	33,175

16,900	Travelers Companies, Inc.	808,665

1,500	Unitrin, Inc.	53,010

48,570	Unum Group	1,069,026

100	White Mountain Insurance Group	48,000

33,920	WR Berkley Corporation	939,245

3,400	XL Capital Ltd, Class A	100,470
	Total Insurance	23,707,002

	Internet & Catalog Retail – 2.6%

1,500	Expedia, Inc., (2)	32,835

142,850	Exxon Mobil Corporation	12,082,252
	Total Internet & Catalog Retail	12,115,087

	Internet Software & Services – 0.0%

1,400	Metavante Technologies Inc., (2)	27,986
	IT Services – 0.1%

1,000	Affiliated Computer Services Inc., (2)	50,110

9,300	Computer Sciences Corporation, (2)	379,347

1,100	Convergys Corporation, (2)	16,566

Shares	Description (1)	Value

	IT Services (continued)

10,600	Electronic Data Systems Corporation	$176,490

400	Unisys Corporation, (2)	1,772
	Total IT Services	624,285

	Leisure Equipment & Products – 0.4%

3,900	Brunswick Corporation	62,283

5,600	Eastman Kodak Company	98,952

61,020	Hasbro, Inc.	1,702,458

3,200	Mattel, Inc.	63,680
	Total Leisure Equipment & Products	1,927,373

	Life Sciences Tools & Services – 0.0%

600	Charles River Laboratories International, Inc., (2)	35,364

1,300	Perkinelmer Inc.	31,525
	Total Life Sciences Tools & Services	66,889

	Machinery – 1.3%

23,050	AGCO Corporation, (2)	1,380,234

900	Crane Company	36,315

22,740	Deere & Company	1,829,206

2,300	Dover Corporation	96,094

3,600	Eaton Corporation	286,812

200	Flowserve Corporation	20,876

1,700	Gardner Denver, Inc., (2)	63,070

2,200	Illinois Tool Works Inc.	106,106

4,300	Ingersoll Rand Company Limited, Class A	191,694

24,140	ITT Industries Inc.	1,250,693

1,000	Kennametal Inc.	29,430

4,600	Parker Hannifin Corporation	318,642

1,300	Pentair, Inc.	41,470

700	SPX Corporation	73,430

2,700	Timken Company	80,244

1,100	Trinity Industries Inc.	29,315
	Total Machinery	5,833,631

	Marine – 0.0%

1,000	Alexander and Bald, Inc.	43,080

1,300	Overseas Shipholding Group Inc.	91,052
	Total Marine	134,132

	Media – 3.2%

19,730	Cablevision Systems Corporation, (2)	422,814

18,300	CBS Corporation, Class B	404,064

100	Central European Media Enterprises Limited, (2)	8,523

1,600	Clear Channel Communications, Inc.	46,752

14,900	Comcast Corporation, Class A	288,166

2,500	Discovery Holding Company, Series A, (2)	53,050

200	Dreamworks Animation SKG Inc., (2)	5,156

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Media (continued)

8,400	Gannett Company Inc.	$244,020

300	Harte-Hanks Inc.	4,101

500	Hearst-Argyle Television Inc.	10,315

16,500	Idearc Inc.	60,060

7,500	Liberty Global Inc, A Shares, (2)	255,600

4,200	Liberty Media Holding Corporation Capital, Class A, (2)	66,108

17,100	Liberty Media Holding Corporation Capital, Class A, (2)	387,144

4,200	McClatchy Company	44,940

3,100	New York Times, Class A	58,528

74,450	Omnicom Group Inc.	3,289,201

1,100	Regal Entertainment Group, Class A	21,219

1,200	Time Warner Cable, Class A, (2)	29,976

141,200	Time Warner Inc.	1,979,624

113,900	Viacom Inc., Class B, (2)	4,512,718

12,500	Virgin Media, Inc.	175,875

76,910	Walt Disney Company	2,413,436

100	Washington Post Company	66,150
	Total Media	14,847,540

	Metals & Mining – 1.4%

29,700	Alcoa Inc.	1,070,982

700	Carpenter Technology Inc.	39,179

3,600	Commercial Metals Company	107,892

42,100	Freeport-McMoRan Copper & Gold, Inc.	4,050,862

700	Newmont Mining Corporation	31,710

7,300	Nucor Corporation	494,502

1,800	Reliance Steel & Aluminum Company	107,748

6,000	Steel Dynamics Inc.	198,240

3,600	United States Steel Corporation	456,732
	Total Metals & Mining	6,557,847

	Mortgage REIT – 0.3%

77,500	Annaly Capital Management Inc.	1,187,300

6,200	iStar Financial Inc.	86,986
	Total Mortgage REIT	1,274,286

	Multiline Retail – 0.7%

1,000	Dillard’s, Inc., Class A	17,210

15,800	Federated Department Stores, Inc.	364,348

1,900	Sears Holding Corporation, (2)	193,971

50,150	Target Corporation	2,541,602
	Total Multiline Retail	3,117,131

	Multi-Utilities – 1.1%

2,200	CMS Energy Corporation	29,788

13,600	Dominion Resources, Inc.	555,424

55,000	Duke Energy Corporation	981,750

Shares	Description (1)	Value

	Multi-Utilities (continued)

7,700	Energy East Corporation	$185,724

2,400	Integrys Energy Group, Inc.	111,936

36,260	MDU Resources Group Inc.	890,183

2,900	National Fuel Gas Company	136,909

12,700	NiSource Inc.	218,948

3,300	NSTAR	100,419

3,000	ONEOK, Inc.	133,890

14,000	Public Service Enterprise Group Incorporated	562,660

4,500	Puget Energy, Inc.	116,415

4,800	Scana Corporation	175,584

6,400	Sempra Energy	340,992

2,700	Vectren Corporation	72,441

2,600	Wisconsin Energy Corporation	114,374

18,000	Xcel Energy, Inc.	359,100
	Total Multi-Utilities	5,086,537

	Office Electronics – 0.1%

18,700	Xerox Corporation	279,939
	Office REIT – 0.1%

2,300	Boston Properties, Inc.	211,761

1,700	Brandywine Realty Trust	28,832

1,100	Douglas Emmett Inc.	24,266

6,300	HRPT Properties Trust	42,399

2,100	Mack-Cali Realty Corporation	74,991

100	SL Green Realty Corporation	8,147
	Total Office REIT	390,396

	Oil, Gas & Consumable Fuels – 11.8%

10,400	Apache Corporation	1,256,528

46,180	Chesapeake Energy Corporation	2,131,207

137,440	Chevron Corporation	11,731,877

3,800	Cimarex Energy Company	208,012

56,200	ConocoPhillips	4,283,002

900	Continental Resources Inc., (2)	28,701

28,730	Devon Energy Corporation	2,997,401

7,500	El Paso Corporation	124,800

12,490	EOG Resources, Inc.	1,498,800

3,600	Forest Oil Corporation, (2)	176,256

3,000	Frontier Oil Corporation	81,780

61,290	Hess Corporation	5,404,552

42,400	Marathon Oil Corporation	1,933,440

42,470	Murphy Oil Corporation	3,488,486

5,400	Newfield Exploration Company, (2)	285,390

3,400	Noble Energy, Inc.	247,520

145,540	Occidental Petroleum Corporation	10,649,162

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

2,000	Pioneer Natural Resources Company	$98,240

5,300	Plains Exploration & Production Company, (2)	281,642

1,500	St Mary Land and Exploration Company	57,750

1,100	Teekay Shipping Corporation	46,717

64,850	Total SA, Sponsored ADR	4,799,549

9,300	Valero Energy Corporation	456,723

400	W&T Offshore Inc.	13,644

700	Western Refining Inc.	9,429

1,600	Williams Companies, Inc.	52,768

43,675	XTO Energy, Inc.	2,701,736
	Total Oil, Gas & Consumable Fuels	55,045,112

	Paper & Forest Products – 0.5%

5,400	Domtar Corporation, (2)	36,882

73,600	International Paper Company	2,001,920

1,800	Louisiana-Pacific Corporation	16,524

4,500	MeadWestvaco Corporation	122,490

1,600	Rayonier Inc.	69,504

3,500	Weyerhaeuser Company	227,640
	Total Paper & Forest Products	2,474,960

	Personal Products – 0.0%

1,400	Alberto Culver Company	38,374
	Pharmaceuticals – 7.0%

113,520	Bristol-Myers Squibb Company	2,417,976

49,420	Eli Lilly and Company	2,549,578

85,700	Johnson & Johnson	5,559,359

100	King Pharmaceuticals Inc., (2)	870

130,940	Merck & Co. Inc.	4,969,173

63,800	Norvatis AG, ADR	3,268,474

312,620	Pfizer Inc.	6,543,137

70,600	Schering-Plough Corporation	1,017,346

900	Watson Pharmaceuticals Inc., (2)	26,388

142,300	Wyeth	5,942,448
	Total Pharmaceuticals	32,294,749

	Real Estate Management & Development – 0.0%

600	Forestar Real Estate Group Inc., (2)	14,946
	Residential REIT – 0.0%

1,000	Apartment Investment & Management Company, Class A	35,810

200	BRE Properties, Inc.	9,112

100	Camden Property Trust	5,020

3,200	Equity Residential	132,768

100	Essex Property Trust Inc.	11,398
	Total Residential REIT	194,108

Shares	Description (1)	Value

	Retail REIT – 0.2%

600	CBL & Associates Properties Inc.	$14,118

300	Developers Diversified Realty Corporation	12,564

14,210	Taubman Centers Inc.	740,341
	Total Retail REIT	767,023

	Road & Rail – 1.7%

1,400	Avis Budget Group Inc., (2)	14,868

7,650	Burlington Northern Santa Fe Corporation	705,483

300	Con-Way, Inc.	14,844

57,620	CSX Corporation	3,230,753

3,700	Hertz Global Holdings, Inc., (2)	44,622

700	Kansas City Southern Industries, (2)	28,077

32,500	Norfolk Southern Corporation	1,765,400

20,310	Ryder System, Inc.	1,237,082

5,720	Union Pacific Corporation	717,174
	Total Road & Rail	7,758,303

	Semiconductors & Equipment – 0.8%

2,900	Cree, Inc., (2)	81,084

200	International Rectifier Corporation, (2)	4,300

19,800	Micron Technology, Inc., (2)	118,206

2,100	Novellus Systems, Inc., (2)	44,205

100	Rambus Inc., (2)	2,331

116,700	Texas Instruments Incorporated	3,299,109
	Total Semiconductors & Equipment	3,549,235

	Software – 0.3%

2,800	Cadence Design Systems, Inc., (2)	29,904

2,300	Compuware Corporation, (2)	16,882

8,400	Novell Inc., (2)	52,836

78,950	Symantec Corporation, (2)	1,312,149
	Total Software	1,411,771

	Specialized REIT – 0.6%

4,800	Health Care Property Investors Inc.	162,288

2,100	Health Care REIT, Inc.	94,773

4,200	Hospitality Properties Trust	142,884

143,250	Host Hotels & Resorts Inc.	2,280,540

1,600	Plum Creek Timber Company	65,120
	Total Specialized REIT	2,745,605

	Specialy Retail – 0.5%

800	Ann Taylor Stores Corporation, (2)	19,344

4,000	AutoNation Inc., (2)	59,880

700	Barnes & Noble Inc.	21,455

600	Circuit City Stores, Inc.	2,388

200	Foot Locker, Inc.	2,354

50,440	Gap, Inc.	992,659

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Specialy Retail (continued)

47,040	Home Depot, Inc.	$1,315,709

1,000	OfficeMax Inc.	19,140

1,300	Penske Auto Group, Inc.	25,298

1,900	RadioShack Corporation	30,875
	Total Specialy Retail	2,489,102

	Textiles, Apparel & Luxury Goods – 0.0%

1,800	Jones Apparel Group, Inc.	24,156

1,800	Liz Claiborne, Inc.	32,670

1,300	VF Corporation	100,763
	Total Textiles, Apparel & Luxury Goods	157,589

	Thrifts & Mortgage Finance – 1.1%

1,800	Astoria Financial Corporation	48,888

200	Capitol Federal Financial	7,496

17,500	Countrywide Financial Corporation	96,250

5,100	Federal National Mortgage Association	134,232

4,300	Guaranty Financial Group Inc., (2)	45,666

254,580	Hudson City Bancorp, Inc.	4,500,974

2,800	IndyMac Bancorp, Inc.	13,888

9,900	New York Community Bancorp, Inc.	180,378

700	People’s United Financial, Inc.	12,117

2,600	PMI Group Inc.	15,132

2,600	TFS Financial Corporation	31,278

21,000	Thornburg Mortgage Inc.	22,260

2,800	Washington Federal Inc.	63,952

6,500	Washington Mutual, Inc.	66,950
	Total Thrifts & Mortgage Finance	5,239,461

	Tobacco – 1.3%

58,260	Altria Group, Inc.	1,293,372

58,260	Philip Morris International, (2)	2,946,791

4,200	Reynolds American Inc.	247,926

30,380	UST Inc.	1,656,318
	Total Tobacco	6,144,407

	Trading Companies & Distributors – 0.0%

700	GATX Corporation	27,349

1,200	United Rentals Inc., (2)	22,608

200	W.W. Grainger, Inc.	15,278
	Total Trading Companies & Distributors	65,235

	Water Utilities – 0.0%

600	Aqua America Inc.	11,268
	Wireless Telecommunication Services – 0.9%

100	Crown Castle International Corporation, (2)	3,449

2,100	Telephone and Data Systems Inc.	82,467

400	United States Cellular Corporation, (2)	22,000

Shares	Description (1)	Value

	Wireless Telecommunication Services (continued)

131,200	Vodafone Group PLC, Sponsored ADR	$3,871,712
	Total Wireless Telecommunication Services	3,979,628

	Total Common Stocks (cost $434,143,477)	452,270,831

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 1.3%

81,600	I-Shares Russell 1000 Value Index Fund	$5,968,224
	Total Exchange-Traded Funds (cost $6,092,860)	5,968,224

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.5%

$6,930	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $6,929,883, collateralized by $6,510,000 U.S. Treasury Bonds, 4.750%, due 3/31/11, value $7,071,488	1.100%	4/01/08	$6,929,671

	Total Short-Term Investments (cost $6,929,671)			6,929,671

	Total Investments (cost $447,166,008) – 100.0%			465,168,726

	Other Assets Less Liabilities – 0.0%			100,075

	Net Assets – 100%			$465,268,801

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2008, the cost of investments was $449,099,222.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$46,570,644
Depreciation	(30,501,140)
Net unrealized appreciation (depreciation) of investments	$16,069,504

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund

March 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 40.1%

	Aerospace & Defense – 0.7%

8,700	Honeywell International Inc.	$490,854
	Beverages – 1.0%

9,550	PepsiCo, Inc.	689,510
	Building Products – 0.7%

23,200	Masco Corporation	460,056
	Capital Markets – 4.3%

20,867	Bank of New York Company, Inc.	870,780

2,500	Goldman Sachs Group, Inc.	413,475

30,250	JPMorgan Chase & Co.	1,299,237

9,005	Morgan Stanley	411,529
	Total Capital Markets	2,995,021

	Chemicals – 1.6%

23,050	E.I. Du Pont de Nemours and Company	1,077,818
	Commercial Banks – 1.9%

15,850	Bank of America Corporation	600,874

24,900	Wells Fargo & Company	724,590
	Total Commercial Banks	1,325,464

	Communication Equipment – 1.2%

33,350	Cisco Systems, Inc., (2)	803,402
	Computers & Peripherals – 1.1%

17,450	Hewlett-Packard Company	796,767
	Consumer Finance – 0.8%

11,100	Capital One Financial Corporation	546,342
	Diversified Telecommunication Services – 2.0%

35,712	AT&T Inc.	1,367,769
	Electronic Equipment & Instruments – 0.7%

13,650	Tyco Electronics, Limited	468,468
	Energy Equipment & Services – 1.1%

11,400	Baker Hughes Incorporated	780,900
	Food & Staples Retailing – 0.9%

14,950	CVS Caremark Corporation	605,625
	Health Care Equipment & Supplies – 0.8%

12,500	Covidien Limited	553,125
	Hotels, Restaurants & Leisure – 0.2%

10,282	Intercontinental Hotels Group PLC, ADR	155,258
	Household Products – 1.7%

17,000	Procter & Gamble Company	1,191,190
	Industrial Conglomerates – 2.9%

32,548	General Electric Company	1,204,601

2,050	Siemens AG, Sponsored ADR	223,327

10,950	Textron Inc.	606,849
	Total Industrial Conglomerates	2,034,777

Shares	Description (1)	Value

	Insurance – 0.9%

11,100	Ace Limited	$611,166
	Internet & Catalog Retail – 1.1%

9,250	Exxon Mobil Corporation	782,365
	Media – 2.2%

15,000	Omnicom Group Inc.	662,700

22,400	Viacom Inc., Class B, (2)	887,488
	Total Media	1,550,188

	Multiline Retail – 0.7%

9,900	Target Corporation	501,732
	Oil, Gas & Consumable Fuels – 3.0%

8,050	Occidental Petroleum Corporation	589,019

12,600	Total SA, Sponsored ADR	932,526

8,637	XTO Energy, Inc.	534,285
	Total Oil, Gas & Consumable Fuels	2,055,830

	Paper & Forest Products – 0.4%

10,000	International Paper Company	272,000
	Pharmaceuticals – 5.1%

12,250	Johnson & Johnson	794,658

21,700	Merck & Co. Inc.	823,515

12,500	Norvatis AG, ADR	640,375

13,800	Schering-Plough Corporation	198,858

26,050	Wyeth	1,087,848
	Total Pharmaceuticals	3,545,254

	Road & Rail – 0.4%

5,200	Norfolk Southern Corporation	282,464
	Semiconductors & Equipment – 1.0%

23,500	Texas Instruments Incorporated	664,345
	Specialized REIT – 0.6%

25,900	Host Hotels & Resorts Inc.	412,328
	Wireless Telecommunication Services – 1.1%

26,700	Vodafone Group PLC, Sponsored ADR	787,917
	Total Common Stocks (cost $26,189,302)	27,807,935

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)	Value

	MUNICIPAL BONDS – 58.8%

	Alaska – 1.3%

$975	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3	$897,371
	California – 7.0%

1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 – AMBAC Insured	10/17 at 100.00	AAA	808,280

500	Calleguas-Las Virgenes Public Finance Authority, California, Water Revenue Bonds, Calleguas Municipal Water District, Series 2003B, 5.250%, 7/01/19 – MBIA Insured	7/13 at 100.00	AAA	526,760

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)		Value

	California (continued)

$445	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27	6/17 at 100.00	BBB		$396,535

250	M-S-R Public Power Agency, California, Revenue Refunding Bonds, San Juan Project, Series 2001I, 5.000%, 7/01/17 – MBIA Insured	7/11 at 100.00	AAA		262,905

250	Orange County, California, Refunding Recovery Bonds, Series 1995A, 6.000%, 6/01/10 – MBIA Insured (ETM)	No Opt. Call	AAA		269,680

1,495	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series 1997A, 5.375%, 7/01/12 – MBIA Insured	7/08 at 101.00	AAA		1,527,994

800	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 5.700%, 9/01/11 (Pre-refunded 9/01/09)	9/09 at 101.00	Baa3	(5)	838,760

250	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3		214,853
4,990	Total California				4,845,767
	Colorado – 6.2%

750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B, 5.000%, 12/01/23 – RAAI Insured	12/16 at 100.00	AA		733,223

250	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004, 5.000%, 1/15/17	1/15 at 100.00	BBB+		252,705

1,000	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car Projects, Series 1999A, 6.000%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)	1/09 at 101.00	AAA		1,023,890

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
370	0.000%, 9/01/28 – MBIA Insured	9/20 at 63.98	AAA		111,107
2,000	0.000%, 3/01/36 – MBIA Insured	9/20 at 41.72	AAA		372,680

2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A, 0.000%, 1/01/12 – MBIA Insured	No Opt. Call	AAA		1,761,819

160	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B, 0.000%, 6/15/27 (Pre-refunded 6/15/11) – AMBAC Insured	6/11 at 38.04	AAA		54,563
6,530	Total Colorado				4,309,987
	District of Columbia – 0.6%

255	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 – MBIA Insured	No Opt. Call	AAA		275,882

130	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.000%, 10/01/21 (Pre-refunded 10/01/08) – AMBAC Insured	10/08 at 101.00	AAA		133,162
385	Total District of Columbia				409,044
	Florida – 1.3%

500	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/11	No Opt. Call	Aa1		536,105

350	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo Clinic, Series 2001A, 5.500%, 11/15/36	11/11 at 101.00	AA		352,345
850	Total Florida				888,450
	Idaho – 0.1%

60	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1997D, 5.950%, 7/01/09 (Alternative Minimum Tax)	7/08 at 101.00	Aa3		61,609
	Illinois – 5.4%

745	Bolingbrook, Will and DuPage Counties, Illinois, Residential Mortgage Revenue Bonds, Series 1979, 7.500%, 8/01/10 – FGIC Insured (ETM)	No Opt. Call	Baa3	(5)	795,653

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)		Value

	Illinois (continued)

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
$2,205	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AA–		$878,296
2,205	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	Aaa		634,180

	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago, Series 1998:
270	5.200%, 8/01/11 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(5)	273,027
200	5.250%, 8/01/12 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(5)	202,274
580	5.300%, 8/01/13 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(5)	586,693

125	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.000%, 5/15/10	No Opt. Call	Baa3		129,456

250	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 6.000%, 7/01/17	7/12 at 100.00	A–		264,093
6,580	Total Illinois				3,763,672
	Indiana – 1.5%

300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/24	4/14 at 100.00	N/R		272,505

860	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A, 4.625%, 8/15/28 – MBIA Insured	8/08 at 101.00	AAA		795,216
1,160	Total Indiana				1,067,721
	Iowa – 1.3%

970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.000%, 7/01/19	7/16 at 100.00	BBB–		898,870
	Louisiana – 0.5%

340	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA		345,216
	Maine – 0.4%

255	Winslow, Maine, General Obligation Tax Increment Financing Bonds, Crowe Rope Industries, Series 1997A, 6.000%, 3/01/11 – MBIA Insured (Alternative Minimum Tax)	9/08 at 101.00	AAA		258,228
	Massachusetts – 2.0%

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB		872,787

495	Massachusetts Turnpike Authority, Western Turnpike Revenue Bonds, Series 1997A, 5.550%, 1/01/17 – MBIA Insured	7/08 at 100.00	AAA		501,138
1,380	Total Massachusetts				1,373,925
	Michigan – 2.3%

540	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – XLCA Insured	4/13 at 100.00	A–		554,310

465	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2005B, 5.000%, 7/15/11	No Opt. Call	AA		490,687

540	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.000%, 8/15/13	8/08 at 101.00	BB–		535,831
1,545	Total Michigan				1,580,828
	Minnesota – 0.7%

500	Minnesota, General Obligation Bonds, Series 1998, 5.000%, 11/01/17 (Pre-refunded 11/01/08)	11/08 at 100.00	AAA		509,535
	Mississippi – 0.7%

500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi Power, Series 2006A, 5.000%, 3/01/21 – XLCA Insured	3/16 at 100.00	A–		490,380

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)		Value

	Missouri – 1.2%

$1,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AAA		$350,050

500	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/21 – MBIA Insured	1/16 at 100.00	AAA		510,265
1,500	Total Missouri				860,315
	Nevada – 0.8%

480	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003, 5.125%, 7/01/17 – AMBAC Insured	7/13 at 100.00	AAA		514,114

10	Nevada Housing Division, Single Family Mortgage Bonds, Mezzanine Series 1997B-1, 6.000%, 4/01/15 (Alternative Minimum Tax)	4/08 at 101.00	Aa2		10,123
490	Total Nevada				524,237
	New Jersey – 1.2%

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/22 – FSA Insured	No Opt. Call	AAA		546,765

245	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		266,246
745	Total New Jersey				813,011
	New York – 3.6%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	A3		518,915

400	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/08 at 100.50	AA		404,916

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
1,000	5.500%, 6/01/15	6/10 at 100.00	AA–		1,034,140
500	5.500%, 6/01/16	6/11 at 100.00	AA–		521,465
2,400	Total New York				2,479,436
	North Carolina – 0.9%

580	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980, 10.500%, 1/01/10 (ETM)	No Opt. Call	AAA		635,616
	Ohio – 1.8%

250	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 5.750%, 1/01/22	7/13 at 100.00	AA–		260,885

1,000	Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	8/08 at 101.00	BBB+		1,010,910
1,250	Total Ohio				1,271,795
	Oklahoma – 0.7%

470	Edmond Public Works Authority, Oklahoma, Utility System Revenue Refunding Bonds, Series 1999, 5.600%, 7/01/19 (Pre-refunded 7/01/09) – AMBAC Insured	7/09 at 100.00	AAA		492,471
	Oregon – 0.5%

365	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)	1/14 at 100.00	Aa2		373,282
	Pennsylvania – 0.9%

220	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	10/13 at 100.00	A3		236,654

40	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	A3	(5)	45,122

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)		Value

	Pennsylvania (continued)

$360	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Health System Revenue Bonds, Series 1998A, Jefferson Health System, 5.125%, 5/15/21 – MBIA Insured	5/08 at 101.00	AAA		$364,046
620	Total Pennsylvania				645,822
	South Carolina – 3.9%

250	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/20	12/14 at 100.00	A		252,643

1,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)	12/12 at 101.00	AA–	(5)	1,141,300

500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/20 – MBIA Insured	8/14 at 100.00	AAA		520,380

775	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB		777,736
2,525	Total South Carolina				2,692,059
	Texas – 5.0%

2,000	Abilene Higher Education Authority, Inc., Texas, Student Loan Revenue Bonds, Subordinate Series 1998B, 5.050%, 7/01/13 (Alternative Minimum Tax)	11/08 at 100.00	Aa3		2,012,336

500	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%, 12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured	12/11 at 100.00	AAA		540,870

1,550	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H, 0.000%, 11/15/30 – MBIA Insured	No Opt. Call	AAA		403,372

630	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	AAA		171,102

335	Live Oak, Texas, General Obligation Bonds, Series 2004, 5.250%, 8/01/20 – MBIA Insured	8/14 at 100.00	Aaa		356,527
5,015	Total Texas				3,484,207
	Utah – 0.7%

260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 – RAAI Insured	6/15 at 100.00	AA		256,298

200	Utah State Board of Regents, Student Loan Revenue Bonds, Series 1995N, 6.000%, 5/01/08 – AMBAC Insured (Alternative Minimum Tax)	4/08 at 100.00	AAA		200,490
460	Total Utah				456,788
	Virginia – 1.5%

250	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Refunding Bonds, Inova Health System, Series 1998A, 5.000%, 8/15/25	8/08 at 101.00	AA+		246,278

830	Metropolitan District of Columbia Airprots Authority, Virginia, Airport System Revenue Bonds, Series 1998B, 5.000%, 10/01/28 – MBIA Insured (Alternative Minimum Tax)	10/08 at 101.00	AAA		759,342
1,080	Total Virginia				1,005,620
	Washington – 3.4%

1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured	2/09 at 101.00	AAA		1,225,211

465	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004, 5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	A–		472,119

675	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB		685,544
2,400	Total Washington				2,382,874
	West Virginia – 0.7%

500	West Virginia Hospital Finance Authority, Revenue Bonds, United Hospital Center Inc. Project, Series 2006A, 4.500%, 6/01/26 – AMBAC Insured	6/16 at 100.00	AAA		469,785

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)	Value
	Wisconsin – 0.7%

$520	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.375%, 6/01/32	6/12 at 100.00	BBB	$514,197
$47,940	Total Municipal Bonds (cost $41,108,226)			40,802,118
	Total Investments (cost $67,297,528) – 98.9%			68,610,053

	Other Assets Less Liabilities – 1.1%			744,629

	Net Assets – 100%			$69,354,682

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on debt securities, if any, timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2008, the cost of investments was $67,380,676.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$4,249,755
Depreciation	(3,020,378)
Net unrealized appreciation (depreciation) of investments	$1,229,377

Portfolio of Investments (Unaudited)

Nuveen Balanced Stock and Bond Fund

March 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 57.9%

	Aerospace & Defense – 1.0%

9,850	Honeywell International Inc.	$555,737
	Beverages – 1.4%

10,600	PepsiCo, Inc.	765,320
	Building Products – 1.0%

27,400	Masco Corporation	543,342
	Capital Markets – 6.1%

24,663	Bank of New York Company, Inc.	1,029,187

2,600	Goldman Sachs Group, Inc.	430,014

34,600	JPMorgan Chase & Co.	1,486,070

9,904	Morgan Stanley	452,613
	Total Capital Markets	3,397,884

	Chemicals – 2.3%

27,150	E.I. Du Pont de Nemours and Company	1,269,534
	Commercial Banks – 2.8%

18,800	Bank of America Corporation	712,708

28,700	Wells Fargo & Company	835,170
	Total Commercial Banks	1,547,878

	Communications Equipment – 1.7%

38,850	Cisco Systems, Inc., (2)	935,897
	Computers & Peripherals – 1.6%

19,900	Hewlett-Packard Company	908,634
	Consumer Finance – 1.2%

13,200	Capital One Financial Corporation	649,704
	Diversified Telecommunication Services – 2.9%

41,995	AT&T Inc.	1,608,409
	Electronic Equipment & Instruments – 1.0%

16,150	Tyco Electronics, Limited	554,268
	Energy Equipment & Services – 1.6%

13,250	Baker Hughes Incorporated	907,625
	Food & Staples Retailing – 1.2%

16,850	CVS Caremark Corporation	682,594
	Health Care Equipment & Supplies – 1.2%

14,800	Covidien Limited	654,900
	Hotels, Restaurants & Leisure – 0.3%

12,169	Intercontinental Hotels Group PLC, ADR	183,752
	Household Products – 2.4%

19,550	Procter & Gamble Company	1,369,869
	Industrial Conglomerates – 4.2%

37,397	General Electric Company	1,384,063

2,250	Siemens AG, Sponsored ADR	245,115

12,950	Textron Inc.	717,689
	Total Industrial Conglomerates	2,346,867

Portfolio of Investments (Unaudited)

Nuveen Balanced Stock and Bond Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Insurance – 1.3%

13,200	Ace Limited	$726,792
	Media – 3.2%

17,000	Omnicom Group Inc.	751,060

26,450	Viacom Inc., Class B, (2)	1,047,949
	Total Media	1,799,009

	Multiline Retail – 1.0%

11,200	Target Corporation	567,616
	Oil, Gas & Consumable Fuels – 6.0%

10,950	Exxon Mobil Corporation	926,151

9,600	Occidental Petroleum Corporation	702,432

14,900	Total SA, Sponsored ADR	1,102,749

9,887	XTO Energy, Inc.	611,610
	Total Oil, Gas & Consumable Fuels	3,342,942

	Paper & Forest Products – 0.6%

11,450	International Paper Company	311,440
	Pharmaceuticals – 7.4%

14,050	Johnson & Johnson	911,424

25,300	Merck & Co. Inc.	960,135

14,500	Norvatis AG, ADR	742,835

16,400	Schering-Plough Corporation	236,324

30,400	Wyeth	1,269,504
	Total Pharmaceuticals	4,120,222

	Real Estate – 0.9%

30,650	Host Hotels & Resorts Inc.	487,948
	Road & Rail – 0.6%

6,100	Norfolk Southern Corporation	331,352
	Semiconductors & Equipment – 1.4%

26,900	Texas Instruments Incorporated	760,463
	Wireless Telecommunication Services – 1.6%

30,400	Vodafone Group PLC, Sponsored ADR	897,104
	Total Common Stocks (cost $30,513,702)	32,227,102

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 40.3%

$2,935	United States of America Treasury Bonds	7.25	5/15/16	$3,773,309

2,150	United States of America Treasury Bonds	7.25	8/15/22	2,873,778

1,480	United States of America Treasury Bonds	6.00	2/15/26	1,793,113

3,675	United States of America Treasury Notes	4.75	11/15/08	3,751,087

2,170	United States of America Treasury Notes	3.88	5/15/09	2,226,455

3,880	United States of America Treasury Notes	5.75	8/15/10	4,251,934

3,435	United States of America Treasury Notes	4.25	11/15/13	3,749,519
$19,725	Total U.S. Government and Agency Obligations (cost $20,472,871)			22,419,195

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.5%

$860	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $859,574, collateralized by $810,000 U.S. Treasury Bonds, 4.750%, due 3/31/11, value $879,863	1.100%	4/01/08	$859,548

	Total Short-Term Investments (cost $859,548)			859,548

	Total Investments (cost $51,846,121) – 99.7%			55,505,845

	Other Assets Less Liabilities – 0.3%			159,609

	Net Assets – 100%			$55,665,454

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on debt securities, if any, timing differences in recognizing amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2008, the cost of investments was $52,333,724.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$5,523,614
Depreciation	(2,351,493)
Net unrealized appreciation (depreciation) of investments	$3,172,121

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

March 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 97.5%

	Aerospace & Defense – 5.3%

253,200	Lockheed Martin Corporation	$25,142,760

362,000	Raytheon Company	23,388,820
	Total Aerospace & Defense	48,531,580

	Biotechnology – 2.5%

552,100	Amgen Inc., (2)	23,066,738
	Capital Markets – 2.8%

600,000	JPMorgan Chase & Co.	25,770,000
	Commercial Services & Supplies – 4.0%

1,035,600	Pitney Bowes Inc.	36,266,712
	Communication Equipment – 3.1%

3,079,700	Motorola, Inc.	28,641,210
	Computers & Peripherals – 0.7%

2,350,000	Quantum Corporation, (2)	5,029,000
	Containers & Packaging – 1.1%

461,800	Packaging Corp. of America	10,311,994
	Diversified Financial Services – 0.8%

358,400	Citigroup Inc.	7,676,928
	Diversified Telecommunication Services – 0.8%

1,100,000	Sprint Nextel Corporation	7,359,000
	Electronic Equipment & Instruments – 0.7%

227,752	Agilent Technologies, Inc., (2)	6,793,842
	Food Products – 2.5%

481,900	Smithfield Foods, Inc., (2)	12,413,744

655,800	Tyson Foods, Inc., Class A	10,460,010
	Total Food Products	22,873,754

	Health Care Providers & Services – 1.2%

250,200	Aetna Inc.	10,530,918
	Independent Power Producers & Energy Traders – 2.8%

648,200	NRG Energy Inc., (2)	25,273,318
	Insurance – 15.2%

559,600	Aon Corporation	22,495,920

1,287,500	Genworth Financial Inc., Class A	29,149,000

740,000	Hartford Financial Services Group, Inc.	56,069,800

746,000	Loews Corporation	30,004,120
	Total Insurance	137,718,840

	Machinery – 2.0%

6,000	Illinois Tool Works Inc.	289,380

295,800	Ingersoll Rand Company Limited, Class A	13,186,764

175,000	Timken Company	5,201,000
	Total Machinery	18,677,144

Shares	Description (1)	Value

	Media – 12.5%

683,050	CBS Corporation, Class B	$15,081,744

1,348,100	Comcast Corporation, Special Class A	25,573,457

1,496,000	Interpublic Group Companies, Inc., (2)	12,581,360

368,758	Liberty Media Holding Corporation Interactive, Class A, (2)	5,951,754

1,379,300	Viacom Inc., Class B, (2)	54,647,866
	Total Media	113,836,181

	Metals & Mining – 5.4%

99,600	AngloGold Ashanti Limited, Sponsored ADR	3,382,416

813,000	Barrick Gold Corporation	35,324,850

86,900	United States Steel Corporation	11,025,003
	Total Metals & Mining	49,732,269

	Mortgage REIT – 0.6%

2,875,070	Friedman, Billings, Ramsey Group, Inc., Class A, (2)	4,887,619
	Oil, Gas, & Consumable Fuels – 12.5%

370,000	Apache Corporation	44,703,400

183,400	Hess Corporation	16,172,212

567,700	Noble Energy, Inc.	41,328,560

988,800	Warren Resources Inc., (2)	11,737,056
	Total Oil, Gas, & Consumable Fuels	113,941,228

	Paper & Forest Products – 1.5%

1,200,000	Sappi Limited, Sponsored ADR	13,788,000
	Pharmaceuticals – 2.3%

561,300	Sanofi-Aventis, ADR	21,071,202
	Semiconductors & Equipment – 0.8%

1,201,953	Mattson Technology, Inc., (2)	7,319,894
	Software – 7.6%

3,100,077	CA Inc.	69,751,733
	Thrifts & Mortgage Finance – 5.9%

98,700	Federal Home Loan Mortgage Corporation	2,499,084

950,000	Federal National Mortgage Association	25,004,000

1,900,000	IndyMac Bancorp, Inc.	9,424,000

675,000	MGIC Investment Corporation	7,107,750

1,500,000	Radian Group Inc.	9,855,000
	Total Thrifts & Mortgage Finance	53,889,834

	Tobacco – 2.9%

369,400	Altria Group, Inc.	8,200,680

369,400	Philip Morris International, (2)	18,684,252
	Total Tobacco	26,884,932

	Total Common Stocks (cost $996,798,679)	889,623,870

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.6%

$15,260	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $15,260,754, collateralized by $11,610,000 U.S. Treasury Bonds, 6.875%, due 8/15/25, value $15,571,913	1.100%	4/01/08	$15,260,288

	Total Short-Term Investments (cost $15,260,288)			15,260,288

	Total Investments (cost $1,012,058,967) – 99.1%			904,884,158

	Other Assets Less Liabilities – 0.9%			7,960,401

	Net Assets – 100%			$912,844,559

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2008, the cost of investments was $1,012,097,772.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$143,440,067
Depreciation	(250,653,681)
Net unrealized appreciation (depreciation) of investments	$(107,213,614)

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

March 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 90.2%

	Aerospace & Defense – 4.9%

6,000	Lockheed Martin Corporation	$595,800

6,700	Raytheon Company	432,887
	Total Aerospace & Defense	1,028,687

	Biotechnology – 2.3%

11,500	Amgen Inc., (2)	480,470
	Capital Markets – 2.6%

12,600	JPMorgan Chase & Co.	541,170
	Commercial Banks – 4.1%

9,800	Bank of America Corporation	371,518

16,500	Wells Fargo & Company	480,150
	Total Commercial Banks	851,668

	Commercial Services & Supplies – 3.9%

23,500	Pitney Bowes Inc.	822,970
	Communication Equipment – 3.7%

83,000	Motorola, Inc.	771,900
	Diversified Financial Services – 1.0%

9,500	Citigroup Inc.	203,490
	Diversified Telecommunication Services – 2.5%

11,000	AT&T Inc.	421,300

16,000	Sprint Nextel Corporation	107,040
	Total Diversified Telecommunication Services	528,340

	Electronic Equipment & Instruments – 0.4%

3,200	Agilent Technologies, Inc., (2)	95,456
	Food Products – 2.5%

10,176	Kraft Foods Inc.	315,558

13,200	Tyson Foods, Inc., Class A	210,540
	Total Food Products	526,098

	Health Care Providers & Services – 1.4%

7,050	Aetna Inc.	296,735
	Household Products – 2.5%

8,200	Kimberly-Clark Corporation	529,310
	Independent Power Producers & Energy Traders – 1.5%

8,000	NRG Energy Inc., (2)	311,920
	Insurance – 12.6%

12,500	Aon Corporation	502,500

30,000	Genworth Financial Inc., Class A	679,200

10,700	Hartford Financial Services Group, Inc.	810,739

16,000	Loews Corporation	643,520
	Total Insurance	2,635,959

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Machinery – 2.4%

5,800	Illinois Tool Works Inc.	$279,734

4,800	Ingersoll Rand Company Limited, Class A	213,984
	Total Machinery	493,718

	Media – 8.4%

22,000	Comcast Corporation, Special Class A	417,340

13,000	Liberty Media Holding Corporation Interactive, Class A, (2)	209,820

28,500	Viacom Inc., Class B, (2)	1,129,170
	Total Media	1,756,330

	Metals & Mining – 4.9%

18,500	Barrick Gold Corporation	803,825

1,800	United States Steel Corporation	228,366
	Total Metals & Mining	1,032,191

	Oil, Gas & Consumable Fuels – 10.5%

7,700	Apache Corporation	930,314

2,000	ConocoPhillips	152,420

3,200	Hess Corporation	282,176

11,500	Noble Energy, Inc.	837,200
	Total Oil, Gas & Consumable Fuels	2,202,110

	Paper & Forest Products – 1.3%

10,000	International Paper Company	272,000
	Pharmaceuticals – 2.5%

14,000	Sanofi-Aventis, ADR	525,560
	Software – 8.5%

57,000	CA Inc.	1,282,500

17,500	Microsoft Corporation	496,650
	Total Software	1,779,150

	Thrifts & Mortgage Finance – 3.0%

18,600	Federal National Mortgage Association	489,552

7,500	MGIC Investment Corporation	78,975

7,700	Radian Group Inc.	50,589
	Total Thrifts & Mortgage Finance	619,116

	Tobacco – 2.8%

8,000	Altria Group, Inc.	177,600

8,000	Philip Morris International, (2)	404,639
	Total Tobacco	582,239

	Total Common Stocks (cost $21,511,483)	18,886,587

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 10.1%

$2,108	Repurchase Agreement with State Street Bank, dated 3/31/08, repurchase price $2,108,066, collateralized by $1,650,000 U.S. Treasury Bonds, 6.25%, due 5/15/30, value $2,151, 188	1.100%	4/01/08	$2,108,002

	Total Short-Term Investments (cost $2,108,002)			2,108,002

	Total Investments (cost $23,619,485) – 100.3%			20,994,589

	Other Assets Less Liabilities – (0.3)%			(53,228)

	Net Assets – 100%			$20,941,361

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2008, the cost of investments was $23,619,485.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$951,022
Depreciation	(3,575,918)
Net unrealized appreciation (depreciation) of investments	$(2,624,896)

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund

March 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 92.9%

	Aerospace & Defense – 1.8%

12,300	Esterline Technologies Corporation, (2)	$619,551
	Building Products – 2.0%

81,450	Griffon Corporation, (2)	700,470
	Chemicals – 4.1%

9,800	Agrium Inc.	608,678

24,050	Rockwood Holdings Inc., (2)	788,119
	Total Chemicals	1,396,797

	Containers & Packaging – 4.3%

21,500	Packaging Corp. of America	480,095

78,800	Temple-Inland Inc.	1,002,336
	Total Containers & Packaging	1,482,431

	Electrical Equipment – 5.3%

15,750	Acuity Brands Inc.	676,463

11,800	General Cable Corporation, (2)	697,026

7,200	Lincoln Electric Holdings Inc.	464,328
	Total Electrical Equipment	1,837,817

	Electronic Equipment & Instruments – 7.7%

34,150	Arrow Electronics, Inc., (2)	1,149,148

24,900	Avnet Inc., (2)	814,977

24,950	Coherent Inc., (2)	695,856
	Total Electronic Equipment & Instruments	2,659,981

	Energy Equipment & Services – 2.5%

39,500	Acergy S.A., Sponsored ADR	843,325
	Food Products – 5.5%

67,200	Del Monte Foods Company	640,416

31,500	Smithfield Foods, Inc., (2)	811,440

27,900	Tyson Foods, Inc., Class A	445,005
	Total Food Products	1,896,861

	Health Care Providers & Services – 2.9%

29,400	Community Health Systems Inc., (2)	986,958
	Household Durables – 2.2%

33,800	Newell Rubbermaid Inc.	773,006
	Independent Power Producers & Energy Traders – 2.6%

23,200	NRG Energy Inc., (2)	904,568
	Insurance – 6.6%

31,400	Hanover Insurance Group Inc.	1,291,796

39,100	Tower Group Inc.	984,147
	Total Insurance	2,275,943

	Machinery – 7.0%

12,800	Gardner Denver, Inc., (2)	474,880

13,800	Kennametal Inc.	406,134

Shares	Description (1)	Value

	Machinery (continued)

16,500	Oshkosh Truck Corporation	$598,620

42,220	Sauer-Danfoss, Inc.	934,751
	Total Machinery	2,414,385

	Metals & Mining – 6.7%

4,600	Carpenter Technology Inc.	257,462

8,350	Century Aluminum Company, (2)	553,104

56,100	Gibraltar Industries Inc.	658,053

14,150	Reliance Steel & Aluminum Company	847,019
	Total Metals & Mining	2,315,638

	Mortgage REIT – 0.5%

71,950	Friedman, Billings, Ramsey Group, Inc., Class A, (2)	122,315
	Multiline Retail – 2.8%

43,150	Casey’s General Stores, Inc.	975,190
	Oil, Gas & Consumable Fuels – 4.2%

15,300	Denbury Resources Inc., (2)	436,815

29,400	Southwestern Energy Company, (2)	990,486
	Total Oil, Gas & Consumable Fuels	1,427,301

	Paper & Forest Products – 14.7%

129,148	AbitibiBowater Inc., (2)	1,667,301

146,200	Domtar Corporation, (2)	998,546

32,200	MeadWestvaco Corporation	876,484

87,200	Sappi Limited, Sponsored ADR	1,001,928

62,650	Wausau Paper Corp.	517,489
	Total Paper & Forest Products	5,061,748

	Specialy Retail – 2.7%

73,400	Pacific Sunwear of California, Inc., (2)	925,574
	Textiles, Apparel & Luxury Goods – 0.9%

10,050	Fossil Inc., (2)	306,926
	Thrifts & Mortgage Finance – 3.9%

77,400	People’s United Financial, Inc.	1,339,793
	Trading Companies & Distributors – 2.0%

18,550	WESCO International Inc., (2)	676,889
	Total Common Stocks (cost $36,557,639)	31,943,467

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.8%

$1,980	Repurchase Agreement with State Street Bank, dated 3/31/08, repurchase price $1,980,399, collateralized by $1,665,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $2,020,894	1.100%	4/01/08	$1,980,338

	Total Short-Term Investments (cost $1,980,338)			1,980,338

	Total Investments (cost $38,537,977) – 98.7%			33,923,805

	Other Assets Less Liabilities – 1.3%			460,693

	Net Assets – 100%			$34,384,498

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2008, the cost of investments was $38,539,631.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$895,904
Depreciation	(5,511,730)
Net unrealized appreciation (depreciation) of investments	$(4,615,826)

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

March 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 98.7%

	Building Products – 2.0%

389,650	Griffon Corporation, (2)	$3,350,990
	Chemicals – 1.0%

118,100	Ferro Corporation	1,754,966
	Commercial Banks – 1.5%

211,200	Bancorp, Inc., (2)	2,551,296
	Communication Equipment – 2.8%

139,500	CommScope Inc., (2)	4,858,785
	Computers & Peripherals – 0.8%

632,900	Quantum Corporation, (2)	1,354,406
	Containers & Packaging – 3.1%

422,500	Temple-Inland Inc.	5,374,200
	Electrical Equipment – 8.4%

67,500	Acuity Brands Inc.	2,899,125

125,700	Belden Inc.	4,439,724

76,350	General Cable Corporation, (2)	4,509,995

37,900	Lincoln Electric Holdings Inc.	2,444,171
	Total Electrical Equipment	14,293,015

	Electronic Equipment & Instruments – 2.0%

344,300	Keithley Instruments, Inc.	3,339,710
	Energy Equipment & Services – 2.3%

184,800	Acergy S.A., Sponsored ADR	3,945,480
	Food Products – 3.9%

360,000	Del Monte Foods Company	3,430,800

122,412	Smithfield Foods, Inc., (2)	3,153,333
	Total Food Products	6,584,133

	Health Care Providers & Services – 3.0%

152,300	Community Health Systems Inc., (2)	5,112,711
	Hotels Restaurants & Leisure – 3.0%

185,200	Bob Evans Farms	5,109,668
	Household Durables – 2.7%

207,400	Hooker Furniture Corporation	4,633,316
	Household Products – 4.4%

226,970	WD 40 Company	7,546,752
	Insurance – 2.1%

214,800	PMA Capital Corporation, Class A, (2)	1,834,392

72,850	Tower Group Inc.	1,833,635
	Total Insurance	3,668,027

	Machinery – 12.3%

144,100	Albany International Corporation, Class A	5,207,774

129,359	Kadant Inc., (2)	3,800,567

112,940	Kennametal Inc.	3,323,824

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Machinery (continued)

86,900	RBC Bearings Inc., (2)	$3,226,597

244,100	Sauer-Danfoss, Inc.	5,404,374
	Total Machinery	20,963,136

	Metals & Mining – 4.6%

59,700	Century Aluminum Company, (2)	3,954,528

332,900	Gibraltar Industries Inc.	3,904,917
	Total Metals & Mining	7,859,445

	Multiline Retail – 3.0%

229,950	Casey’s General Stores, Inc.	5,196,870
	Oil, Gas & Consumable Fuels – 11.2%

298,300	Approach Resources Inc., (2)	4,677,344

125,800	Bill Barrett Corporation, (2)	5,944,050

105,308	Denbury Resources Inc., (2)	3,006,543

460,250	Warren Resources Inc., (2)	5,463,168
	Total Oil, Gas & Consumable Fuels	19,091,105

	Paper & Forest Products – 12.8%

187,038	AbitibiBowater Inc., (2)	2,414,661

131,600	Buckeye Technologies Inc., (2)	1,468,656

270,700	Domtar Corporation, (2)	1,848,881

359,700	Glatfelter	5,435,067

556,500	Sappi Limited, Sponsored ADR	6,394,185

510,994	Wausau Paper Corp.	4,220,810
	Total Paper & Forest Products	21,782,260

	Road & Rail – 4.2%

466,805	Marten Transport, Ltd., (2)	7,244,814
	Semiconductors & Equipment – 2.7%

142,600	Mattson Technology, Inc., (2)	868,434

128,600	Standard Microsystems Corporation, (2)	3,752,548
	Total Semiconductors & Equipment	4,620,982

	Specialy Retail – 4.0%

325,591	Golfsmith International Holdings Inc., (2)	686,997

483,100	Pacific Sunwear of California, Inc., (2)	6,091,891
	Total Specialy Retail	6,778,888

	Textiles, Apparel & Luxury Goods – 0.9%

48,500	Fossil Inc., (2)	1,481,190
	Total Common Stocks (cost $185,018,456)	168,496,145

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.7%

$2,995	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $2,994,823, collateralized by $2,640,000 U.S. Treasury Bonds, 5.250%, due 11/15/28, value $3,055,800	1.100%	4/01/08	$2,994,731

	Total Short-Term Investments (cost $2,994,731)			2,994,731

	Total Investments (cost $188,013,187) – 100.4%			171,490,876

	Other Assets Less Liabilities – (0.4)%			(721,339)

	Net Assets – 100%			$170,769,537

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2008, the cost of investments was $188,190,405.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$16,528,336
Depreciation	(33,227,865)
Net unrealized appreciation (depreciation) of investments	$(16,699,529)

Portfolio of Investments (Unaudited)

Nuveen Global Value Fund

March 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 98.4%

	Aerospace & Defense – 2.4%

1,750	Lockheed Martin Corporation	$173,775

3,100	Raytheon Company	200,291
	Total Aerospace & Defense	374,066

	Beverages – 2.7%

8,700	Coca Cola West Holdings Company	210,969

11,000	Kirin Brewery Company Limited	209,683
	Total Beverages	420,652

	Biotechnology – 1.0%

3,700	Amgen Inc., (2)	154,586
	Building Products – 1.1%

11,300	JS Group Corporation	171,158
	Capital Markets – 1.7%

6,100	JPMorgan Chase & Co.	261,995
	Chemicals – 1.3%

84,550	Dyno Nobel, Limited	198,513
	Commercial Banks – 1.4%

7,600	Wells Fargo & Company	221,160
	Commercial Services & Supplies – 3.4%

16,000	Dai Nippon Printing Co., Ltd.	255,775

8,000	Pitney Bowes Inc.	280,160
	Total Commercial Services & Supplies	535,935

	Communications Equipment – 2.5%

34,670	Alcatel-Lucent	198,402

20,950	Motorola, Inc.	194,835
	Total Communications Equipment	393,237

	Computers & Peripherals – 1.9%

10,400	Gemalto NV, (2)	302,851
	Consumer Finance – 1.1%

7,840	Takefuji Corporation	166,125
	Containers & Packaging – 1.3%

10,300	Toyo Seikan Kaisha	197,184
	Diversified Financial Services – 0.8%

5,450	Citigroup Inc.	116,739
	Diversified Telecommunication Services – 8.1%

4,600	AT&T Inc.	176,180

4,060	Belgacom S.A.	179,505

10,200	KT Corporation, Sponsored ADR	242,250

17,750	Nippon Telegraph and Telephone Corporation, Sponsored ADR	384,820

9,800	Sprint Nextel Corporation	65,562

128,300	Telecom Italia S.p.A.	211,999
	Total Diversified Telecommunication Services	1,260,316

Shares	Description (1)	Value

	Electric Utilities – 2.0%

11,284	Centrais Electricas Brasileiras SA, Electrobras	$172,344

8,760	Korea Electric Power Corporation, Sponsored ADR	131,750
	Total Electric Utilities	304,094

	Electronic Equipment & Instruments – 1.5%

1,906	Agilent Technologies, Inc., (2)	56,856

3,700	Mabuchi Motor Company Limited	180,008
	Total Electronic Equipment & Instruments	236,864

	Energy Equipment & Services – 0.7%

100	Areva CI	109,083
	Food & Staples Retailing – 1.3%

7,900	Seven & I Holdings	200,498
	Food Products – 0.8%

2,404	Kraft Foods Inc.	74,548

3,500	Tyson Foods, Inc., Class A	55,825
	Total Food Products	130,373

	Health Care Providers & Services – 0.6%

2,175	Aetna Inc.	91,546
	Household Durables – 1.0%

16,000	Sekisui House, Ltd.	149,476
	Household Products – 1.5%

3,675	Kimberly-Clark Corporation	237,221
	Independent Power Producers & Energy Traders – 0.6%

2,500	NRG Energy Inc., (2)	97,475
	Insurance – 5.5%

3,600	Aon Corporation	144,720

9,500	Genworth Financial Inc., Class A	215,080

3,700	Hartford Financial Services Group, Inc.	280,349

3,300	Loews Corporation	132,726

8,000	Mitsui Sumitomo Insurance Company Limited (3)	81,033
	Total Insurance	853,908

	Leisure Equipment & Products – 1.6%

6,900	Fuji Photo Film Co., Ltd.	246,625
	Machinery – 1.9%

2,300	Illinois Tool Works Inc.	110,929

4,300	Ingersoll Rand Company Limited, Class A	191,694
	Total Machinery	302,623

	Media – 6.4%

6,050	CBS Corporation, Class B	133,584

9,900	Comcast Corporation, Special Class A	187,803

4,862	Liberty Media Holding Corporation Interactive, Class A, (2)	78,473

13,000	Premiere AG, (2)	280,626

7,900	Viacom Inc., Class B, (2)	312,998
	Total Media	993,484

Portfolio of Investments (Unaudited)

Nuveen Global Value Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Metals & Mining – 13.7%

40,090	Alumina Limited	$205,207

10,250	AngloGold Ashanti Limited, Sponsored ADR	348,090

7,850	Apex Silver Mines Limited, (2)	95,142

7,048	Barrick Gold Corporation	306,236

2,800	Gold Fields Limited Sponsored ADR	38,724

11,450	Gold Fields Limited	159,972

17,400	Ivanhoe Mines Ltd., (2)	179,568

44,800	Lihir Gold Limited, (2)	142,954

1,500	Lonmin PLC	91,197

3,800	Newcrest Mining Limited	115,324

5,400	Newmont Mining Corporation	244,620

12,500	NovaGold Resources Inc., (2)	96,375

800	United States Steel Corporation	101,496
	Total Metals & Mining	2,124,905

	Oil, Gas & Consumable Fuels – 13.9%

3,000	Apache Corporation	362,460

16,600	BP PLC	168,186

9,250	ERG S.p.A.	208,269

2,750	Hess Corporation	242,495

35,000	Nippon Oil Corporation	220,741

3,700	Noble Energy, Inc.	269,360

13,600	OPTI Canada Inc., (2)	229,217

1,850	Petro-Canada	80,309

3,867	Royal Dutch Shell PLC, Class B, Sponsored ADR	260,558

1,310	Suncor Energy, Inc.	126,218
	Total Oil, Gas & Consumable Fuels	2,167,813

	Paper & Forest Products – 1.1%

6,200	International Paper Company	168,640
	Personal Products – 1.0%

6,000	Shiseido Company, Limited	159,748
	Pharmaceuticals – 1.8%

3,650	Sanofi-Aventis	273,760
	Road & Rail – 1.5%

1,800	Union Pacific Corporation	225,684
	Software – 4.8%

16,800	CA Inc.	378,000

8,300	Microsoft Corporation	235,554

13,100	Sega Sammy Holdings Inc.	139,592
	Total Software	753,146

	Textiles, Apparel & Luxury Goods – 1.2%

13,000	Wacoal Holdings Corporation	193,085

Shares	Description (1)	Value

	Thrifts & Mortgage Finance – 1.3%

6,600	Federal National Mortgage Association	$173,712

3,350	Radian Group Inc.	22,009
	Total Thrifts & Mortgage Finance	195,721

	Tobacco – 1.4%

3,000	Altria Group, Inc.	66,600

3,000	Philip Morris International, (2)	151,740
	Total Tobacco	218,340

	Wireless Telecommunication Services – 0.5%

4,200	SK Telecom Company Limited, Sponsored ADR	90,762
	Total Common Stocks (cost $15,581,217)	15,299,391

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.9%

$285	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $284,620, collateralized by $270,000 U.S. Treasury Bonds, 4.750%, due 3/31/11, value $293,288	1.100%	4/01/08	$284,611

	Total Short-Term Investments (cost $284,611)			284,611

	Total Investments (cost $15,865,828) – 100.2%			15,584,002

	Other Assets Less Liabilities – (0.2)%			(24,257)

	Net Assets – 100%			$15,559,745

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2008, the cost of investments was $15,870,879.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$1,839,883
Depreciation	(2,126,760)
Net unrealized appreciation (depreciation) of investments	$(286,877)

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

March 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 74.2%

	Auto Components – 0.5%

43,300	Magna International Inc., Class A	$3,124,095
	Biotechnology – 3.1%

484,000	Amgen Inc., (2)	20,221,520
	Capital Markets – 0.5%

106,500	UBS AG	3,067,200
	Commercial Services & Supplies – 3.2%

1,424,000	Allied Waste Industries, Inc., (2)	15,393,440

84,500	Toppan Printing Company Limited, ADR	4,906,915
	Total Commercial Services & Supplies	20,300,355

	Construction & Engineering – 0.3%

35,500	Shaw Group Inc., (2)	1,673,470
	Diversified Telecommunication Services – 5.0%

120,500	KT Corporation, Sponsored ADR	2,861,875

860,000	Nippon Telegraph and Telephone Corporation	18,644,800

1,635,500	Sprint Nextel Corporation	10,941,495
	Total Diversified Telecommunication Services	32,448,170

	Electric Utilities – 8.4%

75,500	Ameren Corporation	3,325,020

33,100	American Electric Power Company, Inc.	1,377,953

370,000	Centrais Electricas Brasileiras S.A., ADR	5,364,297

237,200	DTE Energy Company	9,224,708

423,700	IDACORP, INC	13,605,007

870,000	Korea Electric Power Corporation, Sponsored ADR	13,084,800

662,600	PNM Resources Inc.	8,262,622
	Total Electric Utilities	54,244,407

	Electronic Equipment & Instruments – 1.8%

316,200	Samsung SDI Company Ltd., Series 144A	6,218,010

164,300	Tech Data Corporation, (2)	5,389,040
	Total Electronic Equipment & Instruments	11,607,050

	Energy Equipment & Services – 1.6%

218,200	BJ Services Company	6,220,882

52,750	Technip SA, ADR	4,123,272
	Total Energy Equipment & Services	10,344,154

	Food & Staples Retailing – 0.2%

58,500	Kroger Co.	1,485,900
	Food Products – 6.6%

721,700	Smithfield Foods, Inc., (2)	18,590,992

1,507,200	Tyson Foods, Inc., Class A	24,039,840
	Total Food Products	42,630,832

	Health Care Providers & Services – 1.5%

496,000	Apria Healthcare Group Inc., (2)	9,796,000

Shares	Description (1)	Value

	Household Durables – 1.2%

2,628,009	Levitt Corporation, Class A, (2)	$5,203,458

271,000	Sekisui House, Ltd., Sponsored ADR	2,510,300
	Total Household Durables	7,713,758

	Household Products – 1.9%

42,000	KAO Corporation, Sponsored ADR	11,920,432
	Internet Software & Services – 1.1%

230,000	eBay Inc., (2)	6,863,200
	IT Services – 1.5%

583,000	Electronic Data Systems Corporation	9,706,950
	Machinery – 1.6%

148,600	AGCO Corporation, (2)	8,898,168

52,600	Alamo Group Inc.	1,118,802
	Total Machinery	10,016,970

	Media – 0.4%

76,000	Scholastic Corporation, (2)	2,300,520
	Metals & Mining – 21.3%

116,900	Alumina Limited, Sponsored ADR	2,381,253

602,500	AngloGold Ashanti Limited, Sponsored ADR	20,460,900

927,300	Apex Silver Mines Limited, (2)	11,238,876

314,700	Banro Corporation, (2)	2,580,540

473,100	Barrick Gold Corporation	20,556,195

2,156,100	Crystallex International Corporation, (2)	4,894,347

287,900	Gold Fields Limited Sponsored ADR	3,981,657

590,000	Gold Reserve Inc., Class A, (2)	2,719,900

440,100	Ivanhoe Mines Ltd., (2)	4,541,832

531,300	Kinross Gold Corporation	11,747,043

389,700	Lihir Gold Limited, Sponsored ADR	12,400,254

313,600	Newcrest Mining Limited, Sponsored ADR	9,552,820

495,800	Newmont Mining Corporation	22,459,740

290,100	NovaGold Resources Inc., (2)	2,236,671

3,608,100	Orezone Resources Inc., (2)	5,376,069
	Total Metals & Mining	137,128,097

	Multi-Utilities – 2.2%

539,200	Puget Energy, Inc.	13,949,104
	Oil, Gas & Consumable Fuels – 6.7%

101,100	Chevron Corporation	8,629,896

151,400	Delta Petroleum Corporation, (2)	3,412,556

100,000	Nexen Inc.	2,961,000

380,100	Peabody Energy Corporation	19,385,100

60,800	Petro-Canada	2,639,328

805,600	USEC Inc., (2)	2,980,720

254,300	Warren Resources Inc., (2)	3,018,541
	Total Oil, Gas & Consumable Fuels	43,027,141

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Paper & Forest Products – 1.5%

216,745	AbitibiBowater Inc., (2)	$2,798,178

777,000	Domtar Corporation, (2)	5,306,910

168,300	Wausau Paper Corp.	1,390,158
	Total Paper & Forest Products	9,495,246

	Road & Rail – 0.1%

9,000	Union Pacific Corporation	1,128,420
	Semiconductors & Equipment – 0.6%

690,700	Axcelis Technologies Inc., (2)	3,867,920
	Software – 1.1%

100,000	Microsoft Corporation	2,838,000

1,605,300	Sega Sammy Holdings Inc., Sponsored ADR	4,253,724
	Total Software	7,091,724

	Water Utilities – 0.3%

50,700	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,247,530
	Total Common Stocks (cost $487,948,166)	477,400,165

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 3.2%

	Communication Equipment – 3.2%

29,000	Lucent Technologies Capital Trust I	7.750%	B2	$20,300,000
	Total Convertible Preferred Securities (cost $25,185,367)			20,300,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 12.3%

	Airlines – 2.8%

$8,200	ExpressJet Inc.	4.250%	8/01/23	N/A	$7,820,750

10,131	JetBlue Airways Corporation	3.500%	7/15/33	CCC+	9,928,380
18,331	Total Airlines				17,749,130
	Commercial Services & Supplies – 1.8%

12,735	Allied Waste Industries Inc., Convertible Debentures	4.250%	4/15/34	B+	11,716,200
	Communication Equipment – 0.4%

2,705	Audiocodes Limited, Convertible Bond	2.000%	11/09/24	N/A	2,505,506
	Computers & Peripherals – 0.0%

132	Adaptec Inc.	0.750%	12/22/23	CCC+	128,040
	Energy Equipment & Services – 1.0%

6,280	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	BBB+	6,452,700
	Health Care Providers & Services – 2.0%

19,100	Omnicare, Inc.	3.250%	12/15/35	B+	12,749,250
	Machinery – 1.9%

12,130	Albany International Corporation, Convertible Bond	2.250%	3/15/26	N/A	12,281,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Metals & Mining – 0.4%

$193	Apex Silver Mines Limited	2.875%	3/15/24	N/R	$139,443

3,018	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	2,701,110
3,211	Total Metals & Mining				2,840,553
	Oil, Gas & Consumable Fuels – 0.9%

9,735	USEC Inc., Convertible Bond	3.000%	10/01/14	CCC	5,707,144
	Semiconductors & Equipment – 1.1%

1,808	Credence Systems Corporation, Convertible Bond	1.500%	5/15/08	N/R	1,794,440

6,457	Credence Systems Corporation, Convertible Bond	3.500%	5/15/10	N/R	5,577,234
8,265	Total Semiconductors & Equipment				7,371,674
$92,624	Total Convertible Bonds (cost $83,909,942)				79,501,822

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 7.7%

$49,334	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $49,335,187, collateralized by $43,475,000 U.S. Treasury Bonds, 5.250%, due 11/15/28, value $50,322,313	1.100%	4/01/08	$49,333,680

	Total Short-Term Investments (cost $49,333,680)			49,333,680

	Total Investments (cost $646,377,155) – 97.4%			626,535,667

	Other Assets Less Liabilities – 2.6%			16,981,625

	Net Assets – 100%			$643,517,292

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

N/R	Not rated.

N/A	Not applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2008, the cost of investments was $653,151,152.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$47,366,619
Depreciation	(73,982,104)
Net unrealized appreciation (depreciation) of investments	$(26,615,485)

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund

March 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 2.7%

1,900	Boeing Company	$141,303

900	General Dynamics Corporation	75,033

400	Goodrich Corporation	23,004

2,000	Honeywell International Inc.	112,840

300	L-3 Communications Holdings, Inc.	32,802

900	Lockheed Martin Corporation	89,370

1,200	Northrop Grumman Corporation	93,372

300	Precision Castparts Corporation	30,624

1,400	Raytheon Company	90,454

200	Rockwell Collins, Inc.	11,430

2,400	United Technologies Corporation	165,168
	Total Aerospace & Defense	865,400

	Air Freight & Logistics – 0.8%

200	C.H. Robinson Worldwide, Inc.	10,880

100	Expeditors International of Washington Inc.	4,518

800	FedEx Corporation	74,136

2,100	United Parcel Service, Inc., Class B	153,342
	Total Air Freight & Logistics	242,876

	Airlines – 0.1%

1,800	Southwest Airlines Co.	22,320
	Auto Components – 0.2%

1,000	Goodyear Tire & Rubber Company, (2)	25,800

1,300	Johnson Controls, Inc.	43,940
	Total Auto Components	69,740

	Automobiles – 0.5%

11,600	Ford Motor Company, (2)	66,352

3,300	General Motors Corporation	62,865

500	Harley-Davidson, Inc.	18,750
	Total Automobiles	147,967

	Beverages – 2.3%

1,700	Anheuser-Busch Companies, Inc.	80,665

100	Brown-Forman Corporation	6,622

5,000	Coca-Cola Company	304,350

1,200	Coca-Cola Enterprises Inc.	29,040

600	Constellation Brands, Inc., Class A, (2)	10,602

400	Molson Coors Brewing Company, Class B	21,028

600	Pepsi Bottling Group, Inc.	20,346

3,600	PepsiCo, Inc.	259,920
	Total Beverages	732,573

	Biotechnology – 0.8%

600	Amgen Inc., (2)	25,068

700	Biogen Idec Inc., (2)	43,183

500	Celgene Corporation, (2)	30,645

Shares	Description (1)	Value

	Biotechnology (continued)

500	Genzyme Corporation, (2)	$37,270

2,000	Gilead Sciences, Inc., (2)	103,060
	Total Biotechnology	239,226

	Building Products – 0.1%

400	American Standard Companies Inc.	18,360

700	Masco Corporation	13,881
	Total Building Products	32,241

	Capital Markets – 4.3%

1,000	American Capital Strategies Limited	34,160

600	Ameriprise Financial, Inc.	31,110

3,500	Bank of New York Company, Inc.	146,055

2,200	Charles Schwab Corporation	41,426

600	E*Trade Group Inc., (2)	2,316

200	Federated Investors Inc.	7,832

200	Franklin Resources, Inc.	19,398

1,800	Goldman Sachs Group, Inc.	297,702

300	Janus Capital Group Inc.	6,981

11,000	JPMorgan Chase & Co.	472,450

200	Legg Mason, Inc.	11,196

1,600	Lehman Brothers Holdings Inc.	60,224

2,500	Merrill Lynch & Co., Inc.	101,850

800	Morgan Stanley	36,560

1,000	State Street Corporation	79,000

400	T. Rowe Price Group Inc.	20,000
	Total Capital Markets	1,368,260

	Chemicals – 1.7%

700	Air Products & Chemicals Inc.	64,400

100	Ashland Inc.	4,730

4,400	Dow Chemical Company	162,140

2,900	E.I. Du Pont de Nemours and Company	135,604

300	Eastman Chemical Company	18,735

300	Ecolab Inc.	13,029

200	Hercules Incorporated	3,658

200	International Flavors & Fragrances Inc.	8,810

600	PPG Industries, Inc.	36,306

700	Praxair, Inc.	58,961

400	Rohm and Haas Company	21,632

300	Sigma-Aldrich Corporation	17,895
	Total Chemicals	545,900

	Commercial Banks – 5.5%

16,500	Bank of America Corporation	625,515

1,800	BB&T Corporation	57,708

500	Comerica Incorporated	17,540

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Commercial Banks (continued)

1,600	Fifth Third Bancorp.	$33,472

300	First Horizon National Corporation	4,203

1,100	Huntington BancShares Inc.	11,825

1,200	KeyCorp.	26,340

100	M&T Bank Corporation	8,048

1,900	Marshall and Ilsley Corporation	44,080

2,000	National City Corporation	19,900

500	Northern Trust Corporation	33,235

900	PNC Financial Services Group, Inc.	59,013

2,400	Regions Financial Corporation	47,400

1,000	SunTrust Banks, Inc.	55,140

166	Toronto-Dominion Bank	10,164

5,900	U.S. Bancorp	190,924

7,900	Wachovia Corporation	213,300

9,600	Wells Fargo & Company	279,360

200	Zions Bancorporation	9,110
	Total Commercial Banks	1,746,277

	Commercial Services & Supplies – 0.5%

400	Allied Waste Industries, Inc., (2)	4,324

300	Avery Dennison Corporation	14,775

300	Cintas Corporation	8,562

200	Equifax Inc.	6,896

600	Pitney Bowes Inc.	21,012

900	R.R. Donnelley & Sons Company	27,279

200	Robert Half International Inc.	5,148

1,900	Waste Management, Inc.	63,764
	Total Commercial Services & Supplies	151,760

	Communications Equipment – 1.3%

100	Ciena Corporation, (2)	3,083

8,100	Cisco Systems, Inc., (2)	195,129

3,100	Corning Incorporated	74,524

300	JDS Uniphase Corporation, (2)	4,017

1,500	Juniper Networks Inc., (2)	37,500

500	Motorola, Inc.	4,650

2,600	QUALCOMM Inc.	106,600

100	Tellabs Inc., (2)	545
	Total Communications Equipment	426,048

	Computers & Peripherals – 3.8%

2,000	Apple, Inc., (2)	287,000

2,700	Dell Inc., (2)	53,784

4,400	EMC Corporation, (2)	63,096

6,400	Hewlett-Packard Company	292,224

4,200	International Business Machines Corporation (IBM)	483,588

Shares	Description (1)	Value

	Computers & Peripherals (continued)

300	Lexmark International, Inc., Class A, (2)	$9,216

200	SanDisk Corporation, (2)	4,514

900	Sun Microsystems Inc., (2)	13,977

100	Teradata Corporation, (2)	2,206
	Total Computers & Peripherals	1,209,605

	Construction & Engineering – 0.2%

200	Fluor Corporation	28,232

400	Jacobs Engineering Group Inc., (2)	29,436
	Total Construction & Engineering	57,668

	Construction Materials – 0.0%

200	Vulcan Materials Company	13,280
	Consumer Finance – 0.3%

1,200	American Express Company	52,464

900	Capital One Financial Corporation	44,298

100	Discover Financial Services	1,637

600	Western Union Company	12,762
	Total Consumer Finance	111,161

	Containers & Packaging – 0.1%

300	Ball Corporation	13,782

200	Bemis Company, Inc.	5,086

300	Pactiv Corporation, (2)	7,863

400	Sealed Air Corporation	10,100
	Total Containers & Packaging	36,831

	Diversified Consumer Services – 0.1%

300	Apollo Group, Inc., (2)	12,960

500	H & R Block Inc.	10,380
	Total Diversified Consumer Services	23,340

	Diversified Financial Services – 1.6%

800	CIT Group Inc.	9,480

20,100	Citigroup Inc.	430,542

100	CME Group, Inc.	46,910

500	Leucadia National Corporation	22,610

100	Moody’s Corporation	3,483

100	New York Stock Exchange Euronext	6,171
	Total Diversified Financial Services	519,196

	Diversified Telecommunication Services – 4.8%

22,000	AT&T Inc.	842,600

300	CenturyTel, Inc.	9,972

900	Citizens Communications Company	9,441

900	Embarq Corporation	36,090

9,000	Qwest Communications International Inc.	40,770

15,100	Sprint Nextel Corporation	101,019

12,800	Verizon Communications Inc.	466,560

2,300	Windstream Corporation	27,485
	Total Diversified Telecommunication Services	1,533,937

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Electric Utilities – 3.3%

300	Allegheny Energy, Inc.	$15,150

900	Ameren Corporation	39,636

1,900	American Electric Power Company, Inc.	79,097

1,400	Consolidated Edison, Inc.	55,580

1,000	DTE Energy Company	38,890

1,600	Edison International	78,432

700	Entergy Corporation	76,356

1,800	Exelon Corporation	146,286

1,300	FirstEnergy Corp.	89,206

1,300	FPL Group, Inc.	81,562

900	Pepco Holdings, Inc.	22,248

1,500	PG&E Corporation	55,230

700	Pinnacle West Capital Corporation	24,556

1,400	PPL Corporation	64,288

1,400	Progress Energy, Inc.	58,380

3,100	Southern Company	110,391

800	TECO Energy, Inc.	12,760
	Total Electric Utilities	1,048,048

	Electrical Equipment – 0.4%

600	Cooper Industries, Ltd., Class A, (2)	24,090

1,800	Emerson Electric Company	92,628

300	Rockwell Automation, Inc.	17,226
	Total Electrical Equipment	133,944

	Electronic Equipment & Instruments – 0.6%

1,100	Agilent Technologies, Inc., (2)	32,813

500	Jabil Circuit Inc.	4,730

600	MEMC Electronic Materials, (2)	42,540

100	Millipore Corporation, (2)	6,741

200	Molex Inc.	4,632

1,100	Thermo Fisher Scientific, Inc., (2)	62,524

1,000	Tyco Electronics, Limited	34,320

200	Waters Corporation, (2)	11,140
	Total Electronic Equipment & Instruments	199,440

	Energy Equipment & Services – 3.3%

1,100	Baker Hughes Incorporated	75,350

1,000	BJ Services Company	28,510

600	Cooper Cameron Corporation, (2)	24,984

600	ENSCO International Incorporated	37,572

3,100	Halliburton Company	121,923

1,500	Nabors Industries Limited, (2)	50,655

1,300	National-Oilwell Varco Inc., (2)	75,894

1,100	Noble Corporation	54,637

500	Rowan Companies Inc.	20,590

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

2,800	Schlumberger Limited	$243,600

500	Smith International, Inc.	32,115

1,400	Transocean Inc., (2)	189,280

1,200	Weatherford International Ltd, (2)	86,964
	Total Energy Equipment & Services	1,042,074

	Food & Staples Retailing – 2.1%

3,300	CVS Caremark Corporation	133,683

2,300	Kroger Co.	58,420

1,500	Safeway Inc.	44,025

1,100	SUPERVALU INC.	32,978

1,100	Sysco Corporation	31,922

1,000	Walgreen Co.	38,090

6,300	Wal-Mart Stores, Inc.	331,884

100	Whole Foods Market, Inc.	3,297
	Total Food & Staples Retailing	674,299

	Food Products – 2.0%

2,700	Archer-Daniels-Midland Company	111,132

400	Campbell Soup Company	13,580

1,500	ConAgra Foods, Inc.	35,925

200	Dean Foods Company, (2)	4,018

800	General Mills, Inc.	47,904

700	H.J. Heinz Company	32,879

100	Hershey Foods Corporation	3,767

500	Kellogg Company	26,280

4,600	Kraft Foods Inc.	142,646

200	McCormick & Company, Incorporated	7,394

1,500	Monsanto Company	167,250

1,000	Sara Lee Corporation	13,980

700	Tyson Foods, Inc., Class A	11,165

400	Wm. Wrigley Jr. Company	25,136
	Total Food Products	643,056

	Gas Utilities – 0.2%

100	Nicor Inc.	3,351

500	Questar Corporation	28,280

2,000	Spectra Energy Corporation	45,500
	Total Gas Utilities	77,131

	Health Care Equipment & Supplies – 1.3%

200	AmerisourceBergen Corporation	8,196

300	Applera Corporation-Applied Biosystems Group	9,858

1,300	Baxter International Inc.	75,166

500	Becton, Dickinson and Company	42,925

1,400	Boston Scientific Corporation, (2)	18,018

200	C. R. Bard, Inc.	19,280

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

300	Cardinal Health, Inc.	$15,753

1,300	Covidien Limited	57,525

300	Hospira Inc., (2)	12,831

1,500	Medtronic, Inc.	72,555

200	Patterson Companies Inc., (2)	7,260

600	Saint Jude Medical Inc., (2)	25,914

300	Stryker Corporation	19,515

300	Varian Medical Systems, Inc., (2)	14,052

200	Zimmer Holdings, Inc., (2)	15,572
	Total Health Care Equipment & Supplies	414,420

	Health Care Providers & Services – 1.5%

1,400	Aetna Inc.	58,926

700	CIGNA Corporation	28,399

500	Coventry Health Care, Inc., (2)	20,175

700	Express Scripts, Inc., (2)	45,024

700	Humana Inc., (2)	31,402

100	Laboratory Corporation of America Holdings, (2)	7,368

600	McKesson HBOC Inc.	31,422

1,300	Medco Health Solutions, Inc., (2)	56,927

200	Quest Diagnostics Incorporated	9,054

3,000	UnitedHealth Group Incorporated	103,080

2,300	Wellpoint Inc., (2)	101,499
	Total Health Care Providers & Services	493,276

	Health Care Technology – 0.0%

100	IMS Health Incorporated	2,101
	Hotels, Restaurants & Leisure – 1.0%

1,500	Carnival Corporation	60,720

300	Darden Restaurants Inc.	9,765

500	International Game Technology	20,105

3,100	McDonald’s Corporation	172,887

200	Starwood Hotels & Resorts Worldwide, Inc.	10,350

100	Wendy’s International, Inc.	2,306

400	Wyndham Worldwide Corporation	8,272

1,000	YUM! Brands, Inc.	37,210
	Total Hotels, Restaurants & Leisure	321,615

	Household Durables – 0.5%

200	Black & Decker Corporation	13,220

100	Centex Corporation	2,421

1,100	D.R. Horton, Inc.	17,325

400	Fortune Brands Inc.	27,800

100	Harman International Industries Inc.	4,354

100	KB Home	2,473

700	Leggett and Platt Inc.	10,675

200	Lennar Corporation, Class A	3,762

Shares	Description (1)	Value

	Household Durables (continued)

700	Newell Rubbermaid Inc.	$16,009

100	Pulte Corporation	1,455

200	Snap-on Incorporated	10,170

300	Stanley Works	14,286

400	Whirlpool Corporation	34,712
	Total Household Durables	158,662

	Household Products – 2.0%

300	Clorox Company	16,992

1,000	Colgate-Palmolive Company	77,910

1,200	Kimberly-Clark Corporation	77,460

6,800	Procter & Gamble Company	476,476
	Total Household Products	648,838

	Independent Power Producers & Energy Traders – 0.2%

1,800	AES Corporation, (2)	30,006

500	Constellation Energy Group	44,135
	Total Independent Power Producers & Energy Traders	74,141

	Industrial Conglomerates – 4.0%

2,200	3M Co.	174,130

28,100	General Electric Company	1,039,981

400	Genuine Parts Company	16,088

700	Textron Inc.	38,794

500	Tyco International Ltd.	22,025
	Total Industrial Conglomerates	1,291,018

	Insurance – 4.3%

1,300	Ace Limited	71,578

1,500	AFLAC Incorporated	97,425

1,800	Allstate Corporation	86,508

400	Ambac Financial Group, Inc.	2,300

5,700	American International Group, Inc.	246,525

900	Aon Corporation	36,180

400	Assurant Inc.	24,344

1,500	Chubb Corporation	74,220

600	Cincinnati Financial Corporation	22,824

1,000	Genworth Financial Inc., Class A	22,640

900	Hartford Financial Services Group, Inc.	68,193

800	Lincoln National Corporation	41,600

1,300	Loews Corporation	52,286

1,600	Marsh & McLennan Companies, Inc.	38,960

700	MBIA Inc.	8,554

2,300	MetLife, Inc.	138,598

600	Principal Financial Group, Inc.	33,432

1,700	Progressive Corporation	27,319

1,100	Prudential Financial, Inc.	86,075

300	SAFECO Corporation	13,164

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Insurance (continued)

300	Torchmark Corporation	$18,033

2,200	Travelers Companies, Inc.	105,270

1,400	Unum Group	30,814

800	XL Capital Ltd, Class A	23,640
	Total Insurance	1,370,482

	Internet & Catalog Retail – 0.2%

700	Amazon.com, Inc., (2)	49,910

400	Expedia, Inc., (2)	8,756

200	IAC/InterActiveCorp., (2)	4,152
	Total Internet & Catalog Retail	62,818

	Internet Software & Services – 0.7%

400	eBay Inc., (2)	11,936

400	Google Inc., Class A, (2)	176,188

1,300	Yahoo! Inc., (2)	37,609
	Total Internet Software & Services	225,733

	IT Services – 0.5%

300	Affiliated Computer Services Inc., (2)	15,033

700	Automatic Data Processing, Inc.	29,673

1,000	Computer Sciences Corporation, (2)	40,790

100	Convergys Corporation, (2)	1,506

2,300	Electronic Data Systems Corporation	38,295

400	Fidelity National Information Services	15,256

300	Fiserv, Inc., (2)	14,427

300	Paychex, Inc.	10,278

300	Total System Services Inc.	7,098
	Total IT Services	172,356

	Leisure Equipment & Products – 0.2%

400	Brunswick Corporation	6,388

900	Eastman Kodak Company	15,903

400	Hasbro, Inc.	11,160

800	Mattel, Inc.	15,920
	Total Leisure Equipment & Products	49,371

	Life Sciences Tools & Services – 0.0%

300	Perkinelmer Inc.	7,275
	Machinery – 1.9%

2,100	Caterpillar Inc.	164,409

800	Cummins Inc.	37,456

400	Danaher Corporation	30,412

1,300	Deere & Company	104,572

500	Dover Corporation	20,890

500	Eaton Corporation	39,835

1,000	Illinois Tool Works Inc.	48,230

800	Ingersoll Rand Company Limited, Class A	35,664

300	ITT Industries Inc.	15,543

Shares	Description (1)	Value

	Machinery (continued)

300	Manitowoc Company Inc.	$12,240

1,000	PACCAR Inc.	45,000

200	Pall Corporation	7,014

600	Parker Hannifin Corporation	41,562

300	Terex Corporation, (2)	18,750
	Total Machinery	621,577

	Media – 3.0%

2,700	CBS Corporation, Class B	59,616

1,000	Clear Channel Communications, Inc.	29,220

7,400	Comcast Corporation, Class A	143,116

2,000	DIRECTV Group, Inc., (2)	49,580

100	E.W. Scripps Company, Class A	4,201

1,300	Gannett Company Inc.	37,765

400	McGraw-Hill Companies, Inc.	14,780

100	Meredith Corporation	3,825

400	New York Times, Class A	7,552

3,700	News Corporation, Class A	69,375

500	Omnicom Group Inc.	22,090

16,900	Time Warner Inc.	236,938

2,600	Viacom Inc., Class B, (2)	103,012

5,400	Walt Disney Company	169,452
	Total Media	950,522

	Metals & Mining – 1.7%

3,600	Alcoa Inc.	129,816

200	Allegheny Technologies, Inc.	14,272

600	CONSOL Energy Inc.	41,514

1,900	Freeport-McMoRan Copper & Gold, Inc.	182,818

900	Newmont Mining Corporation	40,770

1,000	Nucor Corporation	67,740

100	Titanium Metals Corporation	1,505

400	United States Steel Corporation	50,748
	Total Metals & Mining	529,183

	Multiline Retail – 0.8%

100	Big Lots, Inc., (2)	2,230

700	Costco Wholesale Corporation	45,479

100	Dillard’s, Inc., Class A	1,721

300	Family Dollar Stores, Inc.	5,850

1,800	Federated Department Stores, Inc.	41,508

600	J.C. Penney Company, Inc.	22,626

400	Kohl’s Corporation, (2)	17,156

300	Nordstrom, Inc.	9,780

200	Sears Holding Corporation, (2)	20,418

1,700	Target Corporation	86,156
	Total Multiline Retail	252,924

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Multi-Utilities – 1.4%

1,600	CenterPoint Energy, Inc.	$22,832

400	CMS Energy Corporation	5,416

1,700	Dominion Resources, Inc.	69,428

6,600	Duke Energy Corporation	117,810

400	Dynegy Inc., (2)	3,156

300	Integrys Energy Group, Inc.	13,992

1,400	NiSource Inc.	24,136

2,100	Public Service Enterprise Group Incorporated	84,399

900	Sempra Energy	47,952

2,100	Xcel Energy, Inc.	41,895
	Total Multi-Utilities	431,016

	Office Electronics – 0.1%

2,900	Xerox Corporation	43,413
	Oil, Gas & Consumable Fuels – 15.5%

3,700	Anadarko Petroleum Corporation	233,211

1,500	Apache Corporation	181,230

2,500	Chesapeake Energy Corporation	115,375

8,900	Chevron Corporation	759,704

7,900	ConocoPhillips	602,059

2,000	Devon Energy Corporation	208,660

2,200	El Paso Corporation	36,608

700	EOG Resources, Inc.	84,000

18,100	Exxon Mobil Corporation	1,530,898

1,300	Hess Corporation	114,634

4,200	Marathon Oil Corporation	191,520

600	Murphy Oil Corporation	49,284

700	Noble Energy, Inc.	50,960

4,300	Occidental Petroleum Corporation	314,631

700	Peabody Energy Corporation	35,700

400	Range Resources Corporation	25,380

700	Sunoco, Inc.	36,729

800	Tesoro Petroleum Corporation	24,000

3,700	Valero Energy Corporation	181,707

1,800	Williams Companies, Inc.	59,364

1,700	XTO Energy, Inc.	105,162
	Total Oil, Gas & Consumable Fuels	4,940,816

	Paper & Forest Products – 0.4%

2,600	International Paper Company	70,720

700	MeadWestvaco Corporation	19,054

600	Weyerhaeuser Company	39,024
	Total Paper & Forest Products	128,798

	Personal Products – 0.1%

600	Avon Products, Inc.	23,724

Shares	Description (1)	Value

	Personal Products (continued)

100	Estee Lauder Companies Inc., Class A	$4,585
	Total Personal Products	28,309

	Pharmaceuticals – 5.6%

3,100	Abbott Laboratories	170,965

400	Allergan, Inc.	22,556

100	Barr Laboratories Inc., (2)	4,831

4,000	Bristol-Myers Squibb Company	85,200

2,000	Eli Lilly and Company	103,180

100	Forest Laboratories, Inc., (2)	4,001

6,400	Johnson & Johnson	415,168

300	King Pharmaceuticals Inc., (2)	2,610

4,600	Merck & Co. Inc.	174,570

300	Mylan Laboratories Inc., (2)	3,480

28,200	Pfizer Inc.	590,226

2,400	Schering-Plough Corporation	34,584

300	Watson Pharmaceuticals Inc., (2)	8,796

3,600	Wyeth	150,336
	Total Pharmaceuticals	1,770,503

	Real Estate – 0.7%

200	Apartment Investment & Management Company, Class A	7,162

400	Boston Properties, Inc.	36,828

200	Developers Diversified Realty Corporation	8,376

700	Equity Residential	29,043

200	General Growth Properties Inc.	7,634

1,400	Host Hotels & Resorts Inc.	22,288

200	Kimco Realty Corporation	7,834

400	Plum Creek Timber Company	16,280

800	ProLogis	47,088

100	Public Storage, Inc.	8,862

200	Simon Property Group, Inc.	18,582

100	Vornado Realty Trust	8,621
	Total Real Estate	218,598

	Real Estate Management & Development – 0.0%

200	CB Richard Ellis Group, Inc., Class A, (2)	4,328
	Road & Rail – 1.1%

900	Burlington Northern Santa Fe Corporation	82,998

1,300	CSX Corporation	72,891

1,400	Norfolk Southern Corporation	76,048

200	Ryder System, Inc.	12,182

900	Union Pacific Corporation	112,842
	Total Road & Rail	356,961

	Semiconductors & Equipment – 1.8%

100	Altera Corporation	1,843

300	Analog Devices, Inc.	8,856

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

2,700	Applied Materials, Inc.	$52,677

15,500	Intel Corporation	328,290

200	KLA-Tencor Corporation	7,420

200	Linear Technology Corporation	6,138

300	Microchip Technology Incorporated	9,819

3,800	Micron Technology, Inc., (2)	22,686

200	National Semiconductor Corporation	3,664

200	Novellus Systems, Inc., (2)	4,210

1,000	NVIDIA Corporation, (2)	19,790

200	QLogic Corporation, (2)	3,070

100	Teradyne Inc., (2)	1,242

3,000	Texas Instruments Incorporated	84,810

300	Xilinx, Inc.	7,125
	Total Semiconductors & Equipment	561,640

	Software – 1.9%

300	Adobe Systems Incorporated, (2)	10,677

300	BMC Software, Inc., (2)	9,756

300	CA Inc.	6,750

300	Citrix Systems, (2)	8,799

600	Compuware Corporation, (2)	4,404

300	Electronic Arts Inc. (EA), (2)	14,976

300	Intuit Inc., (2)	8,103

13,400	Microsoft Corporation	380,292

1,100	Novell Inc., (2)	6,919

6,000	Oracle Corporation, (2)	117,360

1,600	Symantec Corporation, (2)	26,592

600	VeriSign, Inc., (2)	19,944
	Total Software	614,572

	Specialty Retail – 1.4%

200	Abercrombie & Fitch Co., Class A	14,628

500	AutoNation Inc., (2)	7,485

100	AutoZone, Inc., (2)	11,383

400	Bed Bath and Beyond Inc., (2)	11,800

900	Best Buy Co., Inc.	37,314

400	Circuit City Stores, Inc.	1,592

400	GameStop Corporation, (2)	20,684

1,000	Gap, Inc.	19,680

4,400	Home Depot, Inc.	123,068

1,200	Limited Brands, Inc.	20,520

3,600	Lowe’s Companies, Inc.	82,584

1,600	Office Depot, Inc., (2)	17,680

200	OfficeMax Inc.	3,828

300	RadioShack Corporation	4,875

300	Sherwin-Williams Company	15,312

Shares	Description (1)	Value

	Specialty Retail (continued)

1,200	Staples, Inc.	$26,532

200	Tiffany & Co.	8,368

900	TJX Companies, Inc.	29,763
	Total Specialty Retail	457,096

	Textiles, Apparel & Luxury Goods – 0.2%

300	Jones Apparel Group, Inc.	4,026

300	Liz Claiborne, Inc.	5,445

700	Nike, Inc., Class B	47,600

200	VF Corporation	15,502
	Total Textiles, Apparel & Luxury Goods	72,573

	Thrifts & Mortgage Finance – 0.4%

1,900	Countrywide Financial Corporation	10,450

1,000	Federal Home Loan Mortgage Corporation	25,320

1,500	Federal National Mortgage Association	39,480

1,600	Hudson City Bancorp, Inc.	28,288

100	MGIC Investment Corporation	1,053

500	Sovereign Bancorp, Inc., (2)	4,660

2,200	Washington Mutual, Inc.	22,660
	Total Thrifts & Mortgage Finance	131,911

	Tobacco – 1.7%

6,700	Altria Group, Inc.	148,740

6,700	Philip Morris International, (2)	338,886

600	Reynolds American Inc.	35,418

300	UST Inc.	16,356
	Total Tobacco	539,400

	Trading Companies & Distributors – 0.1%

200	W.W. Grainger, Inc.	15,278
	Wireless Telecommunication Services – 0.1%

500	American Tower Corporation, (2)	19,605
	Total Investments (cost $34,990,701) – 99.9%	31,894,727

	Other Assets Less Liabilities – 0.1%	41,735

	Net Assets – 100%	$31,936,462

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from generally accepted accounting principals.

At March 31, 2008, the cost of investments was $34,990,701.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$378,169
Depreciation	(3,474,143)
Net unrealized appreciation (depreciation) of investments	$(3,095,974)

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund

March 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 1.3%

40	Alliant Techsystems Inc., (2)	$4,141

10	BE Aerospace Inc., (2)	350

60	DRS Technologies Inc.	3,496

150	Goodrich Corporation	8,626

130	L-3 Communications Holdings, Inc.	14,213

30	Precision Castparts Corporation	3,062

70	Rockwell Collins, Inc.	4,001
	Total Aerospace & Defense	37,889

	Air Freight & Logistics – 0.2%

40	C.H. Robinson Worldwide, Inc.	2,175

50	Expeditors International of Washington Inc.	2,258

30	UTI Worldwide, Inc.	602
	Total Air Freight & Logistics	5,035

	Airlines – 1.0%

80	Aircastle LTD	900

1,000	AMR Corporation-DEL, (2)	9,020

30	Northwest Airlines Corporation, (2)	270

850	Southwest Airlines Co.	10,540

380	UAL Corporation	8,180
	Total Airlines	28,910

	Auto Components – 0.9%

120	Advance Auto Parts, Inc.	4,085

70	Autoliv Inc.	3,513

160	BorgWarner Inc.	6,884

330	Goodyear Tire & Rubber Company, (2)	8,514

10	TRW Automotive Holdings Corporation, (2)	234

30	WABCO Holdings Inc.	1,369
	Total Auto Components	24,599

	Automobile – 0.1%

60	Harley-Davidson, Inc.	2,250
	Automobiles – 0.8%

3,840	Ford Motor Company, (2)	21,964
	Beverages – 1.0%

30	Brown-Forman Corporation	1,986

320	Coca-Cola Enterprises Inc.	7,743

220	Constellation Brands, Inc., Class A, (2)	3,887

140	Molson Coors Brewing Company, Class B	7,360

180	Pepsi Bottling Group, Inc.	6,104

70	PepsiAmericas Inc.	1,787
	Total Beverages	28,867

	Biotechnology – 0.2%

30	Idexx Labs Inc., (2)	1,478

120	Imclone Systems Inc., (2)	5,090
	Total Biotechnology	6,568

Shares	Description (1)	Value

	Building Products – 0.6%

20	American Standard Companies Inc.	$917

10	Fastenal Company	458

70	Lennox International Inc.	2,518

550	Masco Corporation	10,907

50	Owens Corning, (2)	907

20	USG Corporation, (2)	736
	Total Building Products	16,443

	Capital Markets – 1.4%

260	American Capital Strategies Limited	8,881

240	Ameriprise Financial, Inc.	12,443

40	BlackRock Inc.	8,167

10	Federated Investors Inc.	392

80	GLG Partners Inc.	950

180	Invesco LTD	4,385

20	Legg Mason, Inc.	1,120

40	SEI Investments Company	988

70	T. Rowe Price Group Inc.	3,500
	Total Capital Markets	40,826

	Chemicals – 3.7%

190	Air Products & Chemicals Inc.	17,480

30	Airgas, Inc.	1,363

20	Albemarle Corporation	730

60	Ashland Inc.	2,837

30	Cabot Corporation	840

20	Celanese Corporation, Series A	781

100	Chemtura Corporation	734

60	Cytec Industries, Inc.	3,231

120	Eastman Chemical Company	7,494

80	Ecolab Inc.	3,474

90	FMC Corporation	4,994

140	Huntsman Corporation	3,297

30	International Flavors & Fragrances Inc.	1,322

70	Lubrizol Corporation	3,886

260	Mosaic Company, (2)	26,676

50	Nalco Holding Company	1,058

190	PPG Industries, Inc.	11,497

150	Rohm and Haas Company	8,112

110	RPM International, Inc.	2,303

10	Scotts Miracle Gro Company	324

30	Sigma-Aldrich Corporation	1,790

40	Valspar Corporation	794
	Total Chemicals	105,017

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Commercial Banks – 2.8%

130	Associated Banc-Corp.	$3,461

70	BancorpSouth Inc.	1,620

60	Bank of Hawaii Corporation	2,974

20	BOK Financial Corporation	1,045

10	City National Corporation	495

320	Colonial BancGroup Inc.	3,082

250	Comerica Incorporated	8,770

30	Commerce Bancshares Inc.	1,261

70	Cullen/Frost Bankers, Inc.	3,713

220	First Horizon National Corporation	3,082

150	Fulton Financial Corporation	1,844

600	Huntington BancShares Inc.	6,450

510	KeyCorp.	11,195

390	Marshall and Ilsley Corporation	9,048

70	Northern Trust Corporation	4,653

80	Popular, Inc.	933

460	Synovus Financial Corp.	5,088

190	TCF Financial Corporation	3,405

70	Unionbancal Corporation	3,436

60	Valley National Bancorp.	1,153

60	Webster Financial Corporation	1,672

70	Whitney Holding Corporation	1,735

20	Wilmington Trust Corporation	622
	Total Commercial Banks	80,737

	Commercial Services & Supplies – 1.9%

10	Allied Waste Industries, Inc., (2)	108

120	Avery Dennison Corporation	5,910

20	Brinks Company	1,343

230	Career Education Corporation, (2)	2,925

30	ChoicePoint Inc., (2)	1,428

40	Cintas Corporation	1,142

70	Copart Inc., (2)	2,713

50	Corrections Corporation of America, (2)	1,376

30	Dun and Bradstreet Inc.	2,441

60	Equifax Inc.	2,069

20	Genpact Limited, (2)	245

100	Hewitt Associates Inc., Class A, (2)	3,977

10	HNI Corporation	269

100	Manpower Inc.	5,626

110	Pitney Bowes Inc.	3,852

210	R.R. Donnelley & Sons Company	6,365

160	Republic Services, Inc.	4,678

50	Robert Half International Inc.	1,287

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

100	Steelcase Inc.	$1,106

100	Stericycle Inc., (2)	5,150

30	Zebra Technologies Corporation, Class A, (2)	1,000
	Total Commercial Services & Supplies	55,010

	Communication Equipment – 0.6%

200	ADC Telecommunications Inc., (2)	2,415

140	CommScope Inc., (2)	4,875

50	Harris Corporation	2,427

470	JDS Uniphase Corporation, (2)	6,293
	Total Communication Equipment	16,010

	Computers & Peripherals – 1.6%

250	Ingram Micro, Inc., (2)	3,957

200	Lexmark International, Inc., Class A, (2)	6,143

30	McAfee Inc., (2)	993

20	MSCI Inc., Class A Shares, (2)	595

70	NCR Corporation, (2)	1,598

710	Seagate Technology	14,867

90	Teradata Corporation, (2)	1,985

530	Western Digital Corporation, (2)	14,331
	Total Computers & Peripherals	44,469

	Construction & Engineering – 1.1%

170	Jacobs Engineering Group Inc., (2)	12,510

230	KBR Inc.	6,378

170	Shaw Group Inc., (2)	8,014

130	URS Corporation, (2)	4,250
	Total Construction & Engineering	31,152

	Construction Materials – 0.5%

10	Eagle Materials Inc.	356

200	Vulcan Materials Company	13,280
	Total Construction Materials	13,636

	Consumer Finance – 1.0%

390	Capitalsource Inc.	3,771

110	MasterCard, Inc.	24,529
	Total Consumer Finance	28,300

	Containers & Packaging – 1.2%

110	Ball Corporation	5,053

30	Bemis Company, Inc.	763

70	Crown Holdings Inc., (2)	1,761

210	Owens-Illinois, Inc., (2)	11,850

130	Packaging Corp. of America	2,903

170	Pactiv Corporation, (2)	4,456

60	Sealed Air Corporation	1,515

50	Smurfit-Stone Container Corporation, (2)	385

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Containers & Packaging (continued)

50	Sonoco Products Company	$1,432

230	Temple-Inland Inc.	2,926
	Total Containers & Packaging	33,044

	Diversified Consumer Services – 0.2%

140	H & R Block Inc.	2,906

20	Hillenbrand Inc.	956

140	Service Corporation International	1,420

10	Weight Watcher’s International Inc.	463
	Total Diversified Consumer Services	5,745

	Diversified Financial Services – 0.5%

80	Allied Capital Corporation	1,474

90	Leucadia National Corporation	4,070

230	Nasdaq Stock Market, Inc., (2)	8,892
	Total Diversified Financial Services	14,436

	Diversified REIT – 0.4%

60	Colonial Properties Trust	1,443

200	Duke Realty Corporation	4,562

110	Liberty Property Trust	3,422

20	Vornado Realty Trust	1,724
	Total Diversified REIT	11,151

	Diversified Telecommunication Services – 1.0%

20	CenturyTel, Inc.	665

450	Citizens Communications Company	4,721

180	Embarq Corporation	7,218

2,100	Qwest Communications International Inc.	9,513

510	Windstream Corporation	6,095
	Total Diversified Telecommunication Services	28,212

	Electric Utilities – 4.8%

50	Allegheny Energy, Inc.	2,525

100	Alliant Energy Corporation	3,501

180	Ameren Corporation	7,927

430	American Electric Power Company, Inc.	17,901

300	Consolidated Edison, Inc.	11,910

70	Covanta Holding Corporation, (2)	1,925

120	DPL Inc.	3,077

170	DTE Energy Company	6,611

310	Edison International	15,196

110	Great Plains Energy Incorporated	2,712

30	Hawaiian Electric Industries	716

190	Northeast Utilities	4,663

40	OGE Energy Corp.	1,247

200	Pepco Holdings, Inc.	4,944

310	PG&E Corporation	11,414

Shares	Description (1)	Value

	Electric Utilities (continued)

120	Pinnacle West Capital Corporation	$4,210

320	PPL Corporation	14,694

240	Progress Energy, Inc.	10,008

360	Reliant Energy Inc., (2)	8,514

60	Sierra Pacific Resources	758

230	TECO Energy, Inc.	3,669
	Total Electric Utilities	138,122

	Electrical Equipment – 0.9%

100	Ametek Inc.	4,391

200	Cooper Industries, Ltd., Class A, (2)	8,030

10	Energizer Holdings Inc., (2)	905

90	General Cable Corporation, (2)	5,316

50	Hubbell Incorporated, Class B	2,185

30	Lincoln Electric Holdings Inc.	1,935

40	Rockwell Automation, Inc.	2,297

10	Thomas & Betts Corporation, (2)	364
	Total Electrical Equipment	25,423

	Electronic Equipment & Instruments – 1.0%

100	Agilent Technologies, Inc., (2)	2,983

80	Amphenol Corporation, Class A	2,980

60	Arrow Electronics, Inc., (2)	2,019

180	Avnet Inc., (2)	5,891

20	AVX Group	256

20	Diebold Inc.	751

100	Dolby Laboratories, Inc., (2)	3,626

60	Gentex Corporation	1,029

90	Jabil Circuit Inc.	851

10	Mettler-Toledo International Inc., (2)	971

50	Molex Inc.	1,158

20	National Instruments Corporation	523

40	Roper Industries Inc.	2,378

180	Sanmina-SCI Corporation, (2)	292

10	Tech Data Corporation, (2)	328

40	Trimble Navigation Limited, (2)	1,144

60	Vishay Intertechnology Inc., (2)	544

20	Waters Corporation, (2)	1,114
	Total Electronic Equipment & Instruments	28,838

	Energy Equipment & Services – 7.7%

510	BJ Services Company	14,540

130	Cabot Oil & Gas Corporation	6,609

110	Dresser Rand Group, Inc., (2)	3,383

250	ENSCO International Incorporated	15,655

200	FMC Technologies Inc., (2)	11,378

160	Global Industries, Limited, (2)	2,574

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

180	Grant Prideco Inc., (2)	$8,860

190	Helix Energy Solutions Group, (2)	5,985

130	Helmerich & Payne Inc.	6,093

570	Nabors Industries Limited, (2)	19,249

500	National-Oilwell Varco Inc., (2)	29,190

410	Noble Corporation	20,365

70	Oceaneering International Inc., (2)	4,410

350	Patterson-UTI Energy, Inc.	9,163

220	Pride International Inc., (2)	7,689

230	Rowan Companies Inc.	9,471

20	SeaCor Smit Inc., (2)	1,707

120	Superior Energy Services, Inc., (2)	4,754

10	TETRA Technologies, (2)	158

120	Tidewater Inc.	6,613

70	Unit Corporation, (2)	3,966

410	Weatherford International Ltd, (2)	29,713
	Total Energy Equipment & Services	221,525

	Food & Staples Retailing – 0.9%

170	Rite Aid Corporation, (2)	500

610	Safeway Inc.	17,904

230	SUPERVALU INC.	6,895
	Total Food & Staples Retailing	25,299

	Food Products – 2.8%

200	Bunge Limited, (2)	17,376

90	Campbell Soup Company	3,056

440	ConAgra Foods, Inc.	10,538

80	Corn Products International, Inc.	2,971

70	Del Monte Foods Company	667

300	H.J. Heinz Company	14,091

40	Hershey Foods Corporation	1,507

70	Hormel Foods Corporation	2,916

50	JM Smucker Company	2,531

70	McCormick & Company, Incorporated	2,588

190	Sara Lee Corporation	2,656

30	Smithfield Foods, Inc., (2)	773

270	Tyson Foods, Inc., Class A	4,307

210	Wm. Wrigley Jr. Company	13,196
	Total Food Products	79,173

	Gas Utilities – 1.5%

70	AGL Resources Inc.	2,402

90	Atmos Energy Corporation	2,295

80	Energen Corporation	4,984

130	Equitable Resources Inc.	7,657

Shares	Description (1)	Value

	Gas Utilities (continued)

160	Questar Corporation	$9,050

50	Southern Union Company	1,164

530	Spectra Energy Corporation	12,058

90	UGI Corporation	2,243
	Total Gas Utilities	41,853

	Health Care Equipment & Supplies – 1.2%

70	AmerisourceBergen Corporation	2,869

40	Applera Corporation-Applied Biosystems Group	1,314

60	Beckman Coulter, Inc.	3,873

50	C. R. Bard, Inc.	4,820

60	DENTSPLY International Inc.	2,316

10	Gen-Probe, Inc., (2)	482

80	Hospira Inc., (2)	3,422

10	Kinetic Concepts Inc., (2)	462

110	Lincare Holdings, (2)	3,092

40	Patterson Companies Inc., (2)	1,452

20	ResMed Inc., (2)	844

140	Saint Jude Medical Inc., (2)	6,047

70	Varian Medical Systems, Inc., (2)	3,279
	Total Health Care Equipment & Supplies	34,272

	Health Care Providers & Services – 1.7%

140	CIGNA Corporation	5,680

20	Community Health Systems Inc., (2)	671

70	Coventry Health Care, Inc., (2)	2,825

50	Davita Inc., (2)	2,388

10	Express Scripts, Inc., (2)	643

380	Health Management Associates Inc., (2)	2,010

20	Health Net Inc., (2)	616

30	Henry Schein Inc., (2)	1,722

320	Humana Inc., (2)	14,355

40	Laboratory Corporation of America Holdings, (2)	2,947

170	Omnicare, Inc.	3,087

50	Pediatrix Medical Group Inc., (2)	3,370

130	Pharmaceutical Product Development Inc.	5,447

50	Quest Diagnostics Incorporated	2,264

10	Tenet Healthcare Corporation, (2)	57

10	Universal Health Services, Inc., Class B	537

20	VCA Antech, Inc., (2)	547
	Total Health Care Providers & Services	49,166

	Health Care Technology – 0.0%

20	Health Corporation, (2)	191

40	IMS Health Incorporated	840
	Total Health Care Technology	1,031

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 0.9%

20	Brinker International Inc.	$371

10	Choice Hotels International, Inc.	341

10	Darden Restaurants Inc.	326

70	International Game Technology	2,815

20	Intl Speedway Corporation	824

10	Orient Express Hotels Limited	432

20	Penn National Gaming, Inc., (2)	875

230	Royal Caribbean Cruises Limited	7,567

60	Tim Hortons Inc.	2,043

200	Wyndham Worldwide Corporation	4,136

160	YUM! Brands, Inc.	5,954
	Total Hotels, Restaurants & Leisure	25,684

	Household Durables – 2.1%

110	Black & Decker Corporation	7,271

890	D.R. Horton, Inc.	14,018

70	Fortune Brands Inc.	4,865

10	Jarden Corporation, (2)	217

240	Leggett and Platt Inc.	3,660

90	Mohawk Industries Inc., (2)	6,445

100	Newell Rubbermaid Inc.	2,287

70	Snap-on Incorporated	3,560

100	Stanley Works	4,762

150	Whirlpool Corporation	13,017
	Total Household Durables	60,102

	Household Products – 0.1%

30	Church & Dwight Company Inc.	1,627

10	Clorox Company	566
	Total Household Products	2,193

	Independent Power Producers & Energy Traders – 1.2%

340	AES Corporation, (2)	5,668

60	Constellation Energy Group	5,296

330	Mirant Corporation, (2)	12,009

310	NRG Energy Inc., (2)	12,087
	Total Independent Power Producers & Energy Traders	35,060

	Industrial Conglomerates – 1.1%

30	Carlisle Companies Inc.	1,003

60	Genuine Parts Company	2,413

260	McDermott International Inc., (2)	14,253

20	Teleflex Inc.	954

250	Textron Inc.	13,855
	Total Industrial Conglomerates	32,478

	Industrial REIT – 0.6%

20	AMB Property Corp.	1,088

270	ProLogis	15,892
	Total Industrial REIT	16,980

Shares	Description (1)	Value

	Insurance – 5.4%

40	Allied World Assurance Holdings	$1,588

1,100	Ambac Financial Group, Inc.	6,325

30	American Financial Group Inc.	767

350	Aon Corporation	14,070

50	Arch Capital Group Limited, (2)	3,434

50	Arthur J. Gallagher & Co.	1,181

150	Assurant Inc.	9,129

140	Axis Capital Holdings Limited	4,757

50	Brown & Brown Inc.	869

150	Cincinnati Financial Corporation	5,706

70	CNA Financial Corporation	1,805

100	Conseco Inc., (2)	1,020

60	Endurance Specialty Holdings, Limited	2,196

10	Erie Indemnity Company	512

70	Everest Reinsurance Group Ltd	6,267

330	Fidelity National Title Group Inc., Class A	6,049

180	Genworth Financial Inc., Class A	4,075

60	Hanover Insurance Group Inc.	2,468

50	HCC Insurance Holdings Inc.	1,135

910	MBIA Inc.	11,120

30	Mercury General Corporation	1,329

20	Nationwide Financial Services, Inc.	946

100	Old Republic International Corporation	1,291

20	OneBeacon Insurance Group Limited, Class A	380

70	PartnerRe Limited	5,341

30	Philadelphia Consolidated Holding Corporation, (2)	966

340	Principal Financial Group, Inc.	18,945

40	Protective Life Corporation	1,622

30	Reinsurance Group of America Inc.	1,633

90	RenaisasnceRE Holdings, Limited	4,672

120	SAFECO Corporation	5,266

60	StanCorp Financial Group Inc.	2,863

40	Torchmark Corporation	2,404

10	Transatlantic Holdings Inc.	664

20	Unitrin, Inc.	707

400	Unum Group	8,804

70	WR Berkley Corporation	1,938

350	XL Capital Ltd, Class A	10,343
	Total Insurance	154,587

	Internet & Catalog Retail – 0.0%

10	MSC Industrial Direct Inc., Class A	423
	Internet Software & Services – 0.0%

30	Metavante Technologies Inc., (2)	600

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	IT Services – 1.7%

20	Acxiom Corporation	$237

120	Affiliated Computer Services Inc., (2)	6,013

140	Broadridge Financial Solutions, Inc.	2,464

200	Computer Sciences Corporation, (2)	8,158

60	Convergys Corporation, (2)	904

70	DST Systems Inc., (2)	4,602

610	Electronic Data Systems Corporation	10,157

10	FactSet Research Systems Inc.	539

10	Fair Isaac Corporation	215

90	Fidelity National Information Services	3,433

60	Fiserv, Inc., (2)	2,885

40	Global Payments Inc.	1,654

90	Iron Mountain Inc., (2)	2,380

90	Paychex, Inc.	3,083

100	Total System Services Inc.	2,366

110	Unisys Corporation, (2)	487
	Total IT Services	49,577

	Leisure Equipment & Products – 0.8%

150	Brunswick Corporation	2,396

360	Eastman Kodak Company	6,361

180	Hasbro, Inc.	5,022

380	Mattel, Inc.	7,562

10	Pool Corporation	189
	Total Leisure Equipment & Products	21,530

	Life Sciences Tools & Services – 0.5%

80	Charles River Laboratories International, Inc., (2)	4,715

70	Covance, Inc., (2)	5,808

20	Edwards Lifesciences Corporation, (2)	891

50	Perkinelmer Inc.	1,213

20	Techne Corporation, (2)	1,347
	Total Life Sciences Tools & Services	13,974

	Machinery – 3.6%

160	AGCO Corporation, (2)	9,581

20	Crane Company	807

290	Cummins Inc.	13,578

30	Donaldson Company, Inc.	1,208

200	Dover Corporation	8,356

190	Eaton Corporation	15,137

80	Flowserve Corporation	8,350

50	Gardner Denver, Inc., (2)	1,855

20	Graco Inc.	725

80	Harsco Corporation	4,430

40	IDEX Corporation	1,228

Shares	Description (1)	Value

	Machinery (continued)

60	ITT Industries Inc.	$3,109

80	Kennametal Inc.	2,354

100	Oshkosh Truck Corporation	3,628

50	Pall Corporation	1,754

190	Parker Hannifin Corporation	13,161

100	Pentair, Inc.	3,190

80	SPX Corporation	8,392

90	Timken Company	2,675

10	Toro Company	414
	Total Machinery	103,932

	Marine – 0.3%

40	Alexander and Bald, Inc.	1,723

50	Kirby Corporation, (2)	2,850

60	Overseas Shipholding Group Inc.	4,202
	Total Marine	8,775

	Media – 2.3%

100	Cablevision Systems Corporation, (2)	2,143

10	Central European Media Enterprises Limited, (2)	852

20	Clear Channel Outdoor Holdings Inc., Class A, (2)	380

60	CTC Media, Inc., (2)	1,665

320	Discovery Holding Company, Series A, (2)	6,790

30	Dreamworks Animation SKG Inc., (2)	773

30	E.W. Scripps Company, Class A	1,260

40	Echostar Communications Corporation, Variable Prepaid Forward, (2)	1,149

60	Echostar Holding Corproation, Class A, (2)	1,772

350	Gannett Company Inc.	10,168

20	Harte-Hanks Inc.	273

10	Hearst-Argyle Television Inc.	206

500	Idearc Inc.	1,820

100	Interpublic Group Companies, Inc., (2)	841

20	John Wiley and Sons Inc., Class A	794

340	Liberty Global Inc, A Shares, (2)	11,587

70	Liberty Media Holding Corporation Capital, Class A, (2)	1,102

290	Liberty Media Holding Corporation Capital, Class A, (2)	6,566

260	Liberty Media Holding Corporation Interactive, Class A, (2)	4,196

70	McClatchy Company	749

10	Meredith Corporation	383

200	New York Times, Class A	3,776

110	Regal Entertainment Group, Class A	2,122

370	Virgin Media, Inc.	5,206
	Total Media	66,573

	Metals & Mining – 4.1%

240	AK Steel Holding Corporation	13,061

210	Allegheny Technologies, Inc.	14,986

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Metals & Mining (continued)

60	Carpenter Technology Inc.	$3,358

120	Cleveland-Cliffs Inc.	14,378

160	Commercial Metals Company	4,795

330	CONSOL Energy Inc.	22,833

110	Foundation Coal Holding Corporation	5,536

80	Reliance Steel & Aluminum Company	4,789

300	Steel Dynamics Inc.	9,912

190	United States Steel Corporation	24,105
	Total Metals & Mining	117,753

	Mortgage REIT – 0.6%

970	Annaly Capital Management Inc.	14,860

250	iStar Financial Inc.	3,508
	Total Mortgage REIT	18,368

	Multiline Retail – 1.5%

120	Dillard’s, Inc., Class A	2,065

220	Family Dollar Stores, Inc.	4,290

540	J.C. Penney Company, Inc.	20,363

480	Nordstrom, Inc.	15,648

20	Saks Inc., (2)	249
	Total Multiline Retail	42,615

	Multi-Utilities – 2.3%

310	CenterPoint Energy, Inc.	4,424

30	CMS Energy Corporation	406

160	Energy East Corporation	3,859

30	Integrys Energy Group, Inc.	1,399

160	MDU Resources Group Inc.	3,928

80	National Fuel Gas Company	3,777

280	NiSource Inc.	4,827

90	NSTAR	2,739

100	ONEOK, Inc.	4,463

110	Puget Energy, Inc.	2,846

120	Scana Corporation	4,390

270	Sempra Energy	14,386

70	Vectren Corporation	1,878

110	Wisconsin Energy Corporation	4,839

380	Xcel Energy, Inc.	7,581
	Total Multi-Utilities	65,742

	Office Electronics – 0.2%

460	Xerox Corporation	6,886
	Office REIT – 0.7%

130	Boston Properties, Inc.	11,969

140	Brandywine Realty Trust	2,374

30	Douglas Emmett Inc.	662

Shares	Description (1)	Value

	Office REIT (continued)

290	HRPT Properties Trust	$1,952

80	Mack-Cali Realty Corporation	2,857
	Total Office REIT	19,814

	Oil, Gas & Consumable Fuels – 9.0%

20	Cheniere Energy Inc., (2)	396

610	Chesapeake Energy Corporation	28,152

110	Cimarex Energy Company	6,021

50	CNX Gas Corporation, (2)	1,614

30	Continental Resources Inc., (2)	957

260	Denbury Resources Inc., (2)	7,423

870	El Paso Corporation	14,477

110	Forest Oil Corporation, (2)	5,386

250	Frontier Oil Corporation	6,815

110	Frontline Limited	5,062

330	Hess Corporation	29,099

230	Massey Energy Company	8,395

190	Murphy Oil Corporation	15,607

200	Newfield Exploration Company, (2)	10,570

180	Noble Energy, Inc.	13,104

120	Pioneer Natural Resources Company	5,894

140	Plains Exploration & Production Company, (2)	7,440

180	Quicksilver Resources Inc., (2)	6,575

240	Range Resources Corporation	15,228

550	Southwestern Energy Company, (2)	18,530

10	St Mary Land and Exploration Company	385

260	Sunoco, Inc.	13,642

60	Teekay Shipping Corporation	2,548

390	Tesoro Petroleum Corporation	11,700

60	W&T Offshore Inc.	2,047

670	Williams Companies, Inc.	22,097
	Total Oil, Gas & Consumable Fuels	259,164

	Paper & Forest Products – 0.4%

150	Domtar Corporation, (2)	1,025

220	Louisiana-Pacific Corporation	2,020

210	MeadWestvaco Corporation	5,716

80	Rayonier Inc.	3,475
	Total Paper & Forest Products	12,236

	Personal Products – 0.4%

90	Alberto Culver Company	2,467

130	Avon Products, Inc.	5,140

10	Estee Lauder Companies Inc., Class A	459

60	Herbalife, Limited	2,850
	Total Personal Products	10,916

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Pharmaceuticals – 0.6%

130	Allergan, Inc.	$7,331

10	APP Pharmaceuticals Inc., (2)	121

30	Barr Laboratories Inc., (2)	1,449

70	Endo Pharmaceuticals Holdings Inc., (2)	1,676

110	Forest Laboratories, Inc., (2)	4,401

90	King Pharmaceuticals Inc., (2)	783

80	Warner Chilcott Limited, (2)	1,440

10	Watson Pharmaceuticals Inc., (2)	293
	Total Pharmaceuticals	17,494

	Real Estate Management & Development – 0.3%

310	CB Richard Ellis Group, Inc., Class A, (2)	6,708

30	Forest City Enterprises, Inc.	1,104

40	Forestar Real Estate Group Inc., (2)	996

20	St Joe Company, (2)	859
	Total Real Estate Management & Development	9,667

	Residential REIT – 0.2%

140	Apartment Investment & Management Company, Class A	5,013

50	Equity Residential	2,075
	Total Residential REIT	7,088

	Retail REIT – 0.4%

150	Developers Diversified Realty Corporation	6,282

10	Federal Realty Investment Trust	780

50	Kimco Realty Corporation	1,959

20	Macerich Company	1,405

10	Regency Centers Corporation	648

10	Taubman Centers Inc.	521

10	Weingarten Realty Investors Trust	344
	Total Retail REIT	11,939

	Road & Rail – 1.7%

10	Avis Budget Group Inc., (2)	106

70	Con-Way, Inc.	3,464

480	CSX Corporation	26,914

130	Hertz Global Holdings, Inc., (2)	1,568

190	J.B. Hunt Transports Serives Inc.	5,972

80	Kansas City Southern Industries, (2)	3,209

10	Landstar System	522

110	Ryder System, Inc.	6,700
	Total Road & Rail	48,455

	Semiconductors & Equipment – 2.0%

30	Analog Devices, Inc.	886

90	Atmel Corporation, (2)	313

210	Cree, Inc., (2)	5,872

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

450	Cypress Semiconductor Corporation, (2)	$10,625

40	Fairchild Semiconductor International Inc., Class A, (2)	477

10	International Rectifier Corporation, (2)	215

250	Lam Research Corporation, (2)	9,555

100	LSI Logic Corporation, (2)	495

2,300	Micron Technology, Inc., (2)	13,731

410	National Semiconductor Corporation	7,511

280	Novellus Systems, Inc., (2)	5,894

90	Silicon Laboratories Inc., (2)	2,839
	Total Semiconductors & Equipment	58,413

	Software – 1.4%

410	Activision Inc., (2)	11,197

110	Amdocs Limited, (2)	3,120

50	BMC Software, Inc., (2)	1,626

160	CA Inc.	3,600

470	Cadence Design Systems, Inc., (2)	5,020

40	Compuware Corporation, (2)	294

80	Intuit Inc., (2)	2,161

150	NAVTEQ Corporation, (2)	10,200

140	Novell Inc., (2)	881

70	Red Hat, Inc., (2)	1,287

10	Salesforce.com, Inc., (2)	579

40	Synopsys Inc., (2)	908
	Total Software	40,873

	Specialized REIT – 1.2%

180	Health Care Property Investors Inc.	6,086

90	Health Care REIT, Inc.	4,062

100	Hospitality Properties Trust	3,402

690	Host Hotels & Resorts Inc.	10,985

40	Plum Creek Timber Company	1,628

30	Public Storage, Inc.	2,659

130	Ventas Inc.	5,838
	Total Specialized REIT	34,660

	Specialy Retail – 3.0%

390	American Eagle Outfitters, Inc.	6,829

240	AutoNation Inc., (2)	3,593

70	AutoZone, Inc., (2)	7,968

410	Bed Bath and Beyond Inc., (2)	12,095

40	CarMax, Inc., (2)	777

40	Foot Locker, Inc.	471

520	Limited Brands, Inc.	8,892

250	Moneygram International Inc.	465

370	Office Depot, Inc., (2)	4,089

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2008

Shares	Description (1)	Value

	Specialy Retail (continued)

40	O’Reilly Automotive Inc., (2)	$1,141

70	Penske Auto Group, Inc.	1,362

200	PetSmart Inc.	4,088

260	RadioShack Corporation	4,225

180	Ross Stores, Inc.	5,393

200	Sherwin-Williams Company	10,208

200	Tiffany & Co.	8,368

70	TJX Companies, Inc.	2,315

180	Williams-Sonoma Inc.	4,363
	Total Specialy Retail	86,642

	Textiles, Apparel & Luxury Goods – 0.9%

570	Crocs, Inc., (2)	9,958

30	Hanesbrands Inc., (2)	876

170	Jones Apparel Group, Inc.	2,281

170	Liz Claiborne, Inc.	3,086

110	VF Corporation	8,526
	Total Textiles, Apparel & Luxury Goods	24,727

	Thrifts & Mortgage Finance – 1.2%

130	Astoria Financial Corporation	3,531

20	Capitol Federal Financial	750

50	Guaranty Financial Group Inc., (2)	531

790	Hudson City Bancorp, Inc.	13,967

270	IndyMac Bancorp, Inc.	1,339

340	New York Community Bancorp, Inc.	6,195

20	People’s United Financial, Inc.	346

250	PMI Group Inc.	1,455

90	TFS Financial Corporation	1,083

2,670	Thornburg Mortgage Inc.	2,830

100	Washington Federal Inc.	2,284
	Total Thrifts & Mortgage Finance	34,311

	Tobacco – 0.3%

170	UST Inc.	9,268
	Trading Companies & Distributors – 0.0%

10	GATX Corporation	391

30	United Rentals Inc., (2)	565
	Total Trading Companies & Distributors	956

	Water Utilities – 0.0%

60	Aqua America Inc.	1,127
	Wireless Telecommunication Services – 0.4%

140	American Tower Corporation, (2)	5,489

80	Crown Castle International Corporation, (2)	2,759

10	SBA Communications Corporation, (2)	298

50	Telephone and Data Systems Inc.	1,964

Shares	Description (1)	Value

	Wireless Telecommunication Services (continued)

20	United States Cellular Corporation, (2)	$1,100
	Total Wireless Telecommunication Services	11,610

	Total Investments (cost $3,135,353) – 99.9%	2,868,164

	Other Assets Less Liabilities – 0.1%	2,571

	Net Assets – 100%	$2,870,735

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from generally accepted accounting principals.

At March 31, 2008, the cost of investments was $3,135,353.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$66,689
Depreciation	(333,878)
Net unrealized appreciation (depreciation) of investments	$(267,189)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2008